                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4367

                         Columbia Funds Series Trust I
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               One Financial Center, Boston, Massachusetts 02111
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                           Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                             One Financial Center
                               Boston, MA 02111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: 1-617-772-3698

                    Date of fiscal year end: June 30, 2006

                  Date of reporting period: December 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

   Columbia High Yield Municipal Fund

[PHOTO]



                      COLUMBIA HIGH YIELD MUNICIPAL FUND

                               Semiannual Report
                               December 31, 2005

                     PRESIDENT'S MESSAGE
                                                  --------------------------
                         Columbia High Yield Municipal Fund

[PHOTO]




Dear Shareholder:

Columbia Management, the asset management division of Bank of America, is in the final stages of a significant business integration effort. Over the last year, we have integrated various components of Nations Funds, Galaxy Funds and Columbia Funds, resulting in a single fund family under the Columbia name that covers a wide range of markets, sectors and asset classes. Our team of talented, seasoned investment professionals will continue to strive to achieve strong results within their investment categories. Our objective is not only to provide our shareholders with the best products, but also to enhance the breadth and availability of our services. In addition to expanding the level of services available to the funds, portfolio managers and shareholders, we have been able to achieve significant cost savings for the funds by aggregating our business.

In September, we made major inroads in the initiative to streamline our product offerings. This included merging several funds and renaming Nations Funds as Columbia Funds, as well as consolidating the Nations and Columbia web sites. Over the summer, we completed the service provider consolidation for shareholder servicing. As we work to complete the remaining product and service provider consolidations by the end of 2005, we remain committed to building a mutual fund business that helps you meet, and hopefully exceed, your personal financial goals. We value the confidence you have placed in us to assist you in managing your funds during these changing times. As with all businesses within Bank of America, we understand that your trust must be continually earned and will remain focused on producing results for you. We will continue to strive for the highest standards of performance and service excellence.

All of these efforts have been undertaken to enable you, as a shareholder, to benefit from the execution of a consolidated business plan. We believe a more streamlined fund family with consistent performance and lower fees will provide the best opportunity for investment growth. We also believe that providing more robust services to you through multiple channels (Web, phones, voice response) will be beneficial to you.

In the pages that follow, you'll find a discussion of the economic environment during the period followed by a detailed report from the fund manager on key factors that influenced performance. We encourage you to read the manager's report carefully and discuss any questions you have with your financial advisor. As always, we thank you for choosing Columbia Management. We look forward to helping you keep your financial goals on target in the years to come.

Sincerely,

/s/
Christopher L. Wilson
President, Columbia Funds
Head of Mutual Funds, Columbia Management

Christopher L. Wilson is Head of Mutual Funds for Columbia Management and responsible for the day-to-day delivery of mutual fund services to the firm's investors. Working closely with the legal and compliance teams, Chris oversees all aspects of the mutual fund services operation, including treasury, investment accounting and shareholder and broker services. As President and CEO of Columbia Funds (formerly Nations, Galaxy and Columbia Funds), Chris serves as the primary interface to the Fund Boards. Chris joined Bank of America in 2004.
Table of Contents


                        Performance Information.... 1

                        Fund Profile............... 2

                        Understanding Your Expenses 3

                        Economic Update............ 4

                        Portfolio Manager's Report. 5

                        Financial Statements....... 7

                          Investment Portfolio..... 8

                    Statement of Assets and Liabilities.. 39

                    Statement of Operations.............. 40

                    Statement of Changes in Net Assets... 41

                    Financial Highlights................. 43

                  Notes to Financial Statements.......... 47

                  Board Consideration and Approval
                  of Investment Advisory Agreements...... 54

                  Summary of Management Fee Evaluation
                  by Independent Fee Consultant.......... 57

                  Results of the Annual
                  Meeting of Shareholders................ 61

                  Columbia Funds......................... 62

                  Important Information
                  About This Report...................... 64


The views expressed in the President's Message and Portfolio Manager's Report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

                           --------------------------
                           Not FDIC  May Lose Value
                           Insured  -----------------
                                    No Bank Guarantee
                           -        -----------------

                PERFORMANCE INFORMATION
                                        -----------------------
                                           Columbia High Yield
                                                Municipal Fund

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Performance of a $10,000 investment
01/01/96 - 12/31/05 ($)

                          sales charge: without  with
                          ----------------------------
                          Class A       16,625  15,834
                          ----------------------------
                          Class B       16,196  16,196
                          ----------------------------
                          Class C       16,279  16,279
                          ----------------------------
                          Class Z       16,848     n/a

Growth of a $10,000 investment 01/01/96 - 12/31/05

                Class A shares        Class A shares    Lehman Municipal
             without sales charge    with sales charge     Bond Index
             --------------------    -----------------   ----------------
 1/01/1996         10,000                  9,525            10,000
 1/31/1996         10,068                  9,590            10,076
 2/29/1996          9,985                  9,511            10,007
 3/31/1996          9,873                  9,404             9,879
 4/30/1996          9,843                  9,375             9,852
 5/31/1996          9,858                  9,390             9,848
 6/30/1996          9,941                  9,468             9,955
 7/31/1996          9,990                  9,516            10,045
 8/31/1996         10,014                  9,539            10,043
 9/30/1996         10,151                  9,669            10,183
10/31/1996         10,264                  9,777            10,298
11/30/1996         10,428                  9,933            10,487
12/31/1996         10,448                  9,952            10,443
 1/31/1997         10,474                  9,977            10,463
 2/28/1997         10,558                 10,057            10,559
 3/31/1997         10,465                  9,968            10,418
 4/30/1997         10,544                 10,043            10,506
 5/31/1997         10,707                 10,198            10,665
 6/30/1997         10,824                 10,310            10,779
 7/31/1997         11,080                 10,554            11,077
 8/31/1997         11,030                 10,506            10,973
 9/30/1997         11,140                 10,611            11,104
10/31/1997         11,211                 10,678            11,175
11/30/1997         11,289                 10,753            11,241
12/31/1997         11,446                 10,903            11,405
 1/31/1998         11,556                 11,007            11,522
 2/28/1998         11,575                 11,025            11,526
 3/31/1998         11,579                 11,029            11,536
 4/30/1998         11,554                 11,005            11,484
 5/31/1998         11,704                 11,148            11,666
 6/30/1998         11,726                 11,169            11,711
 7/31/1998         11,759                 11,201            11,740
 8/31/1998         11,901                 11,336            11,922
 9/30/1998         11,992                 11,422            12,071
10/31/1998         11,975                 11,406            12,071
11/30/1998         12,017                 11,446            12,114
12/31/1998         12,051                 11,478            12,144
 1/31/1999         12,154                 11,577            12,289
 2/28/1999         12,123                 11,547            12,234
 3/31/1999         12,158                 11,580            12,252
 4/30/1999         12,202                 11,622            12,282
 5/31/1999         12,226                 11,645            12,211
 6/30/1999         12,100                 11,525            12,035
 7/31/1999         12,135                 11,559            12,078
 8/31/1999         12,015                 11,444            11,982
 9/30/1999         11,997                 11,427            11,987
10/31/1999         11,834                 11,272            11,857
11/30/1999         11,911                 11,345            11,983
12/31/1999         11,792                 11,232            11,893
 1/31/2000         11,697                 11,142            11,841
 2/29/2000         11,792                 11,232            11,978
 3/31/2000         11,951                 11,384            12,239
 4/30/2000         11,930                 11,363            12,167
 5/31/2000         11,867                 11,303            12,104
 6/30/2000         12,077                 11,503            12,424
 7/31/2000         12,217                 11,636            12,597
 8/31/2000         12,379                 11,791            12,791
 9/30/2000         12,336                 11,750            12,725
10/31/2000         12,406                 11,817            12,863
11/30/2000         12,437                 11,846            12,961
12/31/2000         12,610                 12,011            13,281
 1/31/2001         12,679                 12,077            13,413
 2/28/2001         12,688                 12,086            13,456
 3/31/2001         12,772                 12,165            13,577
 4/30/2001         12,640                 12,040            13,430
 5/31/2001         12,759                 12,153            13,575
 6/30/2001         12,868                 12,256            13,666
 7/31/2001         13,092                 12,470            13,868
 8/31/2001         13,433                 12,795            14,097
 9/30/2001         13,286                 12,654            14,049
10/31/2001         13,418                 12,781            14,216
11/30/2001         13,341                 12,707            14,097
12/31/2001         13,250                 12,620            13,963
 1/31/2002         13,396                 12,759            14,205
 2/28/2002         13,531                 12,888            14,375
 3/31/2002         13,327                 12,694            14,093
 4/30/2002         13,580                 12,935            14,368
 5/31/2002          3,627                 12,980            14,456
 6/30/2002         13,759                 13,106            14,609
 7/31/2002         13,868                 13,209            14,797
 8/31/2002         13,978                 13,314            14,975
 9/30/2002         14,137                 13,466            15,303
10/31/2002         13,863                 13,204            15,049
11/30/2002         13,925                 13,264            14,986
12/31/2002         14,087                 13,418            15,302
 1/31/2003         14,053                 13,385            15,264
 2/28/2003         14,248                 13,571            15,477
 3/31/2003         14,253                 13,576            15,487
 4/30/2003         14,398                 13,714            15,589
 5/31/2003         14,670                 13,973            15,954
 6/30/2003         14,667                 13,970            15,887
 7/31/2003         14,309                 13,630            15,331
 8/31/2003         14,408                 13,724            15,446
 9/30/2003         14,700                 14,002            15,900
10/31/2003         14,718                 14,019            15,820
11/30/2003         14,921                 14,212            15,985
12/31/2003         15,032                 14,318            16,117
 1/31/2004         15,089                 14,580            16,452
 3/31/2004         15,231                 14,508            16,395
 4/30/2004         14,993                 14,281            16,006
 5/31/2004         14,930                 14,221            15,949
 6/30/2004         14,977                 14,265            16,006
 7/31/2004         15,176                 14,455            16,217
 8/31/2004         15,390                 14,659            16,542
 9/30/2004         15,481                 14,745            16,629
10/31/2004         15,598                 14,857            16,772
11/30/2004         15,608                 14,866            16,635
12/31/2004         15,795                 15,045            16,838
 1/31/2005         15,928                 15,171            16,994
 2/28/2005         15,948                 15,191            16,938
 3/31/2005         15,883                 15,129            16,832
 4/30/2005         16,102                 15,337            17,098
 5/31/2005         16,221                 15,451            17,219
 6/30/2005         16,325                 15,550            17,326
 7/31/2005         16,359                 15,582            17,248
 8/31/2005         16,494                 15,710            17,422
 9/30/2005         16,426                 15,646            17,305
10/31/2005         16,373                 15,596            17,200
11/30/2005         16,467                 15,685            17,282
12/31/2005         16,625                 15,834            17,430

The chart above shows the growth in value of a hypothetical $10,000 investment in Class A Shares of Columbia High Yield Municipal Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax exempt bonds with a maturity of at least one year. Unlike the fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index. Average annual total return as of 12/31/05 (%)

     Share class                A             B            C          Z
     ----------------------------------------------------------------------
     Inception              07/31/00      07/15/02      07/15/02   03/05/84
     ----------------------------------------------------------------------
     Sales charge         without with  without with  without with without
     ----------------------------------------------------------------------
     6-month (cumulative)  1.88   -2.97  1.50   -3.48  1.58   0.58   1.99
     ----------------------------------------------------------------------
     1-year                5.31    0.33  4.52   -0.48  4.68   3.68   5.52
     ----------------------------------------------------------------------
     5-year                5.68    4.66  5.13    4.80  5.24   5.24   5.93
     ----------------------------------------------------------------------
     10-year               5.21    4.70  4.94    4.94  4.99   4.99   5.35
     ----------------------------------------------------------------------

THE "WITH SALES CHARGE" RETURNS INCLUDE THE MAXIMUM INITIAL SALES CHARGE OF 4.75% FOR CLASS A SHARES, MAXIMUM CONTINGENT DEFERRED SALES CHARGE OF 5.00% FOR CLASS B SHARES AND 1.00% FOR CLASS C SHARES FOR THE FIRST YEAR ONLY. THE "WITHOUT SALES CHARGE" RETURNS DO NOT INCLUDE THE EFFECT OF SALES CHARGES. IF THEY HAD, RETURNS WOULD HAVE BEEN LOWER. ALL RESULTS SHOWN ASSUME REINVESTMENT OF DISTRIBUTIONS. CLASS Z SHARES ARE SOLD AT NET ASSET VALUE WITH NO RULE 12B-1 FEES. CLASS Z SHARES HAVE LIMITED ELIGIBILITY AND THE INVESTMENT MINIMUM REQUIREMENT MAY VARY. PLEASE SEE THE FUND'S PROSPECTUS FOR DETAILS. PERFORMANCE FOR DIFFERENT SHARE CLASSES WILL VARY BASED ON DIFFERENCES IN SALES CHARGES AND FEES ASSOCIATED WITH EACH CLASS.
PERFORMANCE RESULTS REFLECT ANY VOLUNTARY WAIVERS OR REIMBURSEMENT OF FUND EXPENSES BY THE ADVISOR OR ITS AFFILIATES. ABSENT THESE WAIVERS OR REIMBURSEMENT ARRANGEMENTS, PERFORMANCE RESULTS WOULD HAVE BEEN LOWER.
Class A is a newer class of shares. Its performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class Z shares were initially offered on March 5, 1984, and class A shares were initially offered on July 31, 2000.
Class B and class C are newer classes of shares. Their performance information includes returns of the fund's class A shares from July 31, 2000 (class A's inception) to July 15, 2002 (inception of newer classes of shares). Their performance information prior to July 31, 2000 includes returns of the fund's class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between class A or class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class Z shares were initially offered on March 5, 1984, class A shares were initially offered on July 31, 2000, and class B and class C shares were initially offered on July 15, 2002.

                FUND PROFILE
                             ----------------------------------
                             Columbia High Yield Municipal Fund

The information below gives you a snapshot of your fund at the end of the reporting period. Your fund is actively managed and the composition of its portfolio will change over time.
Quality breakdown as of 12/31/05 (%)

                              AAA             26.2
                              --------------------
                              AA               4.5
                              --------------------
                              A               13.4
                              --------------------
                              BBB             21.3
                              --------------------
                              BB               3.1
                              --------------------
                              B                1.8
                              --------------------
                              CCC              0.4
                              --------------------
                              Non-rated       28.1
                              --------------------
                              Cash equivalent  1.2
                              --------------------

Maturity breakdown as of 12/31/05 (%)

                             0-1 years          1.2
                             ----------------------
                             1-3 years          3.6
                             ----------------------
                             3-5 years          4.1
                             ----------------------
                             5-7 years          3.0
                             ----------------------
                             7-10 years         5.0
                             ----------------------
                             10-15 years       19.6
                             ----------------------
                             15-20 years       18.6
                             ----------------------
                             20-25 years       14.9
                             ----------------------
                             25 years and over 28.8
                             ----------------------
                             Cash equivalent    1.2
                             ----------------------

Quality and maturity breakdowns are calculated as a percentage of total investments. Ratings shown in the quality breakdown represent the rating assigned to a particular bond by one of the following nationally-recognized rating agencies: Standard & Poor's, a division of The McGraw-Hill Companies, Inc, Moody's Investors Service, Inc. or Fitch Ratings Ltd. Ratings are relative and subjective and are not absolute standards of quality. The fund's credit quality does not remove market risk.
Management Style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Summary

.. For the six-month period ended December 31, 2005, the fund's class A shares returned 1.88% without sales charge.

..  The fund came out ahead of its benchmark, the Lehman Brothers Municipal Bond
   Index, as well as the average return for its peer group, the Lipper High Yield Municipal Debt Funds Category.

.. Fueled by strong investor demand and a strengthening economy, high-yield municipal bonds outperformed investment-grade muni bonds during the period.

                                  [FLOW CHART]
                      Lehman Brothers
                        Municipal
Class A shares         Bond Index
--------------       -----------------
   9.00%                   8.24%


                                   Objective
  Seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation

                               Total Net Assets
                                $650.7 million

Management Style

                                    [GRAPHIC]

              UNDERSTANDING YOUR EXPENSES
                                                     ----------------------------------
                               Columbia High Yield Municipal Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

..  For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Service at 800.345.6611.

.. For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare this cost with the continuing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the reporting period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and includes the fund's actual expense ratio. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

07/01/05 - 12/31/05

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
         Actual     Hypothetical     Actual  Hypothetical Actual  Hypothetical
-------------------------------------------------------------------------------------------------
Class A 1,000.00      1,000.00      1,018.80   1,020.97    4.27       4.28            0.84
-------------------------------------------------------------------------------------------------
Class B 1,000.00      1,000.00      1,015.02   1,017.19    8.08       8.08            1.59
-------------------------------------------------------------------------------------------------
Class C 1,000.00      1,000.00      1,015.78   1,017.95    7.32       7.32            1.44
-------------------------------------------------------------------------------------------------
Class Z 1,000.00      1,000.00      1,019.91   1,021.98    3.26       3.26            0.64
-------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's respective class annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the distributor and/or transfer agent not waived a portion of class C shares' expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only continuing costs of investing in the fund and do not reflect any transactional costs, such as sales charges, redemption or exchange fees. Therefore, the hypothetical examples provided will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other fund companies, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees.

                    ECONOMIC UPDATE
                                    -----------------------
                                       Columbia High Yield
                                            Municipal Fund

The US economy moved ahead at an uneven pace during the six-month period that began July 1, 2005 and ended December 31, 2005. Gross domestic product (GDP) expanded at an estimated annualized rate of approximately 2.6% as a weak fourth quarter reflected a slowdown in spending by consumers, business and government.

Employment data was solid, even in light of Hurricanes Katrina and Rita, which disrupted the labor market near the end of the summer. During the six-month period, the economy added an average of 135,000 new jobs each month, even with a weak September, when only 17,000 net new jobs were added. In fact, September's job figures, though low compared to other months, came as good news after original estimates of net job losses as high as 35,000.

Oil prices hit a record price of $69.81 per barrel midway through the period and sent consumer confidence into a tailspin that continued in the wake of the twin storms. But confidence moved sharply higher in November and December as the price of oil retreated somewhat and the job market stabilized.

Manufacturing activity remained strong throughout the period, and business activity in non-manufacturing industries continued to expand. Manufacturing capacity utilization also moved to its highest level during the current cycle of economic expansion.

Bonds slumped as interest rates moved higher

The US bond market came to a standstill as interest rates moved higher across all maturity ranges during the six-month reporting period. The yield on the 10-year US Treasury note, a bellwether for the bond market, ended the period at 4.39%. In this environment, the Lehman Brothers Aggregate Bond Index returned negative 0.08% for the six-month period. High-yield bonds led the fixed income markets despite a setback as investors appeared to grow more cautious about risk near the end of the period. The Merrill Lynch US High Yield, Cash Pay Index returned 1.59%.

Four short-term rate hikes -- and more to come?

The Federal Reserve Board (the Fed) raised the federal funds rate, a key short-term rate, from 3.25% to 4.25% in four consecutive one-quarter point increases. In the wake of Hurricanes Katrina and Rita, some market observers speculated that the Fed might curtail its rate hikes. However, outgoing Fed chairman Greenspan indicated that inflation was a greater concern than the sustainability of economic growth, and we believe that the Fed, under new chairman Ben Bernanke, is likely to continue to raise short-term interest rates into the first half of 2006.

Despite volatility, stocks moved ahead

The S&P 500 Index -- a broad measure of large company stock market performance -- returned 5.77% for this reporting period. However, there was a wide gap among the various style and market capitalization segments of the market. Large-cap value stocks returned 5.20%, as measured by the Russell 1000 Value Index. Mid-cap growth stocks led other sectors, as measured by the Russell Midcap Growth Index, which gained 10.22%.
Summary
For the six-month period ended December 31, 2005

..  Investment-grade bonds slumped, as measured by the Lehman Brothers Aggregate
   Bond Index. High-yield bonds led the fixed income markets, as measured by the Merrill Lynch US High Yield, Cash Pay Index.

                                  [FLOW CHART]
Lehman Index               Merrill Lynch Index
------------               -------------------
 -0.08%                          1.59%


..  Despite volatility, the broad stock market, as measured by the S&P 500
   Index, returned 5.77%. Mid-cap growth stocks were the period's best performers, as measured by the Russell Midcap Growth Index.

                                    [GRAPHIC]

S&P 500 Index    Russell Index
-------------    -------------
    5.77%            10.22%

The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the performance of fixed-rate, publicly placed, dollar-denominated non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
The Merrill Lynch US High Yield, Cash Pay Index tracks the performance of non-investment-grade corporate bonds.
The S&P 500 Index tracks the performance of 500 widely held, large-capitalization US stocks.
The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.
The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Unlike mutual funds, indexes are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in an index.

               PORTFOLIO MANAGER'S REPORT
                                                     ----------------------------------
                               Columbia High Yield Municipal Fund

For the six-month period ended December 31, 2005, class A shares of Columbia High Yield Municipal Fund returned 1.88% without sales charge. The fund beat the 0.60% return for its benchmark, the Lehman Brothers Municipal Bond Index. The fund's performance was also slightly ahead of the 1.75% average return of its peer group, the Lipper High Yield Municipal Debt Funds Category./1/

The fund's high-yield focus helped performance relative to the index. We believe that the fund's positioning, which made it less sensitive to interest rate changes than competing funds, helped it edge out the Lipper average. Avoiding bonds with significant credit and price deterioration also enhanced the fund's relative return.

Leadership from high-yield municipals

Municipal bonds held up well during the second half of 2005, outperforming Treasuries with comparable maturities. Munis benefited as economic growth bolstered revenues for many issuers. The best gains came from lower quality, higher-yielding bonds, which profited from strong demand as well as credit quality upgrades driven by economic improvement. Longer-maturity bonds fared better than intermediate- and shorter-maturity bonds. As the inflation outlook remained benign, long-term yields and bond prices in the municipal market held relatively steady. Rising short-term interest rates, however, drove yields up -- and prices down -- on shorter-term bonds.

Gains from airline, housing and retirement bonds

The fund benefited from strong security selection in the airline sector. US Airways, Inc. bonds rallied as the company came out of bankruptcy and merged with another airline. Having relatively little exposure to Northwest Airlines, Inc. bonds also helped relative performance, as the company filed for bankruptcy. Despite its bankruptcy filing, Northwest Airlines is paying interest on the bonds held in the portfolio. The fund received an added boost from its housing and retirement center bonds. Housing bonds did well as new supply diminished, while retirement center bonds offered some of the highest yields available in the market.

Disappointments from specific credits

Among the investments that hindered performance were bonds issued by Northwest Parkway Public Highway Authority, a toll road in Colorado. The bonds declined in value as new development in the area went more slowly than expected, resulting in lower-than-forecasted toll collection. In

/1/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE VISIT WWW.COLUMBIAFUNDS.COM FOR DAILY AND MOST RECENT MONTH-END PERFORMANCE UPDATES.

Net asset value per share as of 12/31/05 ($)

                                 Class A 11.34
                                 -------------
                                 Class B 11.34
                                 -------------
                                 Class C 11.34
                                 -------------
                                 Class Z 11.34

Distributions declared per share 07/01/05 -- 12/31/05 ($)

                                  Class A 0.26
                                  ------------
                                  Class B 0.22
                                  ------------
                                  Class C 0.23
                                  ------------
                                  Class Z 0.27

A portion of the fund's income may be subject to the alternative minimum tax. The fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the fund's ordinary income, and is taxable when distributed.

SEC yields as of 12/31/05 (%)

                                  Class A 4.18
                                  ------------
                                  Class B 3.65
                                  ------------
                                  Class C 3.80
                                  ------------
                                  Class Z 4.59

The 30-day SEC yields reflect the portfolio earning power net of expenses, expressed as an annualized percentage of public offering price per share at the end of the period.

Taxable-equivalent SEC yields as of 12/31/05 (%)

                                  Class A 6.43
                                  ------------
                                  Class B 5.62
                                  ------------
                                  Class C 5.85
                                  ------------
                                  Class Z 7.06

Taxable-equivalent SEC yields are based on the combined maximum effective 35.0% federal income tax rate. This tax rate does not reflect the phase out of exemption or the reduction of otherwise allowable deductions that occur when adjusted gross income exceeds certain levels.

--------------------------------------------------------------------------------
                                Columbia High Yield
                                     Municipal Fund

addition, Capital Trust Agency in Florida called (or redeemed before their due date) bonds that they had issued on behalf of the Seminole tribe to build hotels on tribal land. These bonds were called at $108, due to a preliminary finding by the IRS that called into question the tax-exempt status of the bonds. The result was a loss of some of the premium at which they were priced in the fund.

We believe that the fund had less exposure than its peer group to high coupon bonds, which also hampered returns. In investing new assets, we purchased some high quality multi-family housing bonds and also took advantage of good supply in the retirement housing and property development sectors. Both offered attractive yields relative to their credit quality.

Looking ahead

While the Federal Reserve Board (the Fed) may be nearing the end of its interest rate hikes, we believe it will most likely raise short-term interest rates a few times in 2006. However, we think the Fed's vigilant stance on inflation may keep long-term rates from rising much. Since yields on long-term bonds were only slightly higher than short-term yields at year-end, we also believe a large drop in long-term yields is unlikely. Although the yield differential between high and low quality issues has narrowed substantially, we expect high-yield issues to continue to benefit from strong investor demand.

      [PHOTO]        Maureen G. Newman has managed the Columbia High
                     Yield Municipal Fund since November 1998 and has been
      MAUREEN NEWMAN with the advisor or its predecessors or affiliate organizations since 1996.

                     /s/ MAUREEN NEWMAN

Tax-exempt investing offers current tax-exempt income, but it also involves special risks. The value of the fund will be affected by interest rate changes and the creditworthiness of issues held in the fund. When interest rates go up, bond prices generally drop and vice versa. Interest income from certain tax-exempt bonds may be subject to certain state and local taxes and, if applicable, the alternative minimum tax. Capital gains are not exempt from income taxes.

Investments in high-yield or "junk" bonds offer the potential for higher income than investments in investment-grade bonds, but they also have a higher degree of risk. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make timely principal and interest payments.

Holdings discussed in this report as of 12/31/05 (%)

                      US Airways                       0.4
                      ------------------------------------
                      Northwest Airlines               0.2
                      ------------------------------------
                      Northwest Parkway Public Highway
                        Authority                      0.4
                      ------------------------------------
                      Capital Trust Agency             0.2

The fund is actively managed and the composition of its portfolio will change over time. Information provided is calculated as a percentage of net assets.

Although the yield differential between high and low quality issues has narrowed substantially, we expect high-yield issues to continue to benefit from strong investor demand.

             FINANCIAL STATEMENTS
                                           -----------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

                                      A guide to understanding your fund's financial statements
                                      ---------------------------------------------------------------------------
               Investment Portfolio   The investment portfolio details all of the fund's holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset, industry, country or geographic region (if applicable) to demonstrate areas of concentration and diversification.
                                      ---------------------------------------------------------------------------
Statement of Assets and Liabilities   This statement details the fund's assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all the fund's liabilities (including any unpaid expenses) from the total of the fund's investment and non-investment assets. The share price for each class is calculated by dividing net assets for that class by the number of shares outstanding in that class as of the last day of the reporting period.
                                      ---------------------------------------------------------------------------
            Statement of Operations   This statement details income earned by the fund and the expenses accrued by the fund during the reporting period. The Statement of Operations also shows any net gain or loss the fund realized on the sales of its holdings during the period, as well as any unrealized gains or losses recognized over the period. The total of these results represents the fund's net increase or decrease in net assets from operations.
                                      ---------------------------------------------------------------------------
 Statement of Changes in Net Assets   This statement demonstrates how the fund's net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and dividend reinvestments)
                                      during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.
                                      ---------------------------------------------------------------------------
      Notes to Financial Statements   These notes disclose the organizational background of the fund, its significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.
                                      ---------------------------------------------------------------------------
               Financial Highlights   The financial highlights demonstrate how the fund's net asset value per share was affected by the fund's operating results. The financial highlights table also discloses the classes' performance and certain key ratios (e.g., class expenses and net investment income as a percentage of average net assets).

             INVESTMENT PORTFOLIO
                                           -----------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - 95.7%

EDUCATION - 4.6%
Education - 2.7%                                                                                                 Par ($)
-------------------------------------------------- --------------------------------------------------- -----------------
    CA Statewide Communities Development Authority San Francisco Art Institute, Series 2002,
                                                      7.375% 04/01/32                                            750,000
                                                   --------------------------------------------------- -----------------
FL Broward County Educational Facilities Authority Nova Southeastern University, Series 2004,
                                                      5.625% 04/01/34                                            925,000
                                                   --------------------------------------------------- -----------------
                       OH University of Cincinnati Series 2003 C,
                                                     Insured: FGIC
                                                      5.000% 06/01/21                                          1,000,000
                                                   --------------------------------------------------- -----------------
          PA Higher Education Facilities Authority Philadelphia University, Series 2004 A,
                                                      5.125% 06/01/25                                          1,100,000
                                                   --------------------------------------------------- -----------------
            VT Education & Health Buildings Agency Vermont Law School Project, Series 2003 A,
                                                      5.500% 01/01/33                                            500,000
                                                   --------------------------------------------------- -----------------
             WV Higher Education Policy Commission Series 2004 B,
                                                     Insured: FGIC
                                                      5.000% 04/01/34                                         11,000,000
                                                   --------------------------------------------------- -----------------
                                     WV University Series 2000 A:
                                                    Insured: AMBAC
                                                      (a) 04/01/19                                             1,250,000
                                                      (a) 04/01/25                                             2,750,000
                                                   --------------------------------------------------- -----------------
                                                                                                         Education Total
Prep School - 0.6%
                                                   --------------------------------------------------- -----------------
    CA Statewide Communities Development Authority Crossroads School for Arts & Sciences, Series 1998,
                                                      6.000% 08/01/28 (b)                                        975,000
                                                   --------------------------------------------------- -----------------
      MA Health & Educational Facilities Authority Learning Center for Deaf Children, Series 1999 C,
                                                      6.100% 07/01/19                                          1,000,000
                                                   --------------------------------------------------- -----------------
                           MI Summit Academy North Series 2005,
                                                      5.500% 11/01/35                                            750,000
                                                   --------------------------------------------------- -----------------
                     NH Business Finance Authority Proctor Academy, Series 1998 A,
                                                      5.400% 06/01/17                                            895,000
                                                   --------------------------------------------------- -----------------
                                                                                                       Prep School Total
Student Loan - 1.3%
                                                   --------------------------------------------------- -----------------
   CT Higher Education Supplemental Loan Authority Family Education Loan Program,
                                                     Series 2005 A, AMT,
                                                     Insured: MBIA
                                                      4.375% 11/15/21                                          1,400,000
                                                   --------------------------------------------------- -----------------
                                  NE Nebhelp, Inc. Series 1993 A-6, AMT,
                                                     Insured: MBIA
                                                      6.450% 06/01/18                                          4,000,000
                                                   --------------------------------------------------- -----------------
              NM Educational Assistance Foundation Series 1996 A-2, AMT,
                                                      6.650% 11/01/25                                          1,915,000



                                                     Value ($)
--------------------------------------------------- ----------
San Francisco Art Institute, Series 2002,
   7.375% 04/01/32                                     778,230
--------------------------------------------------- ----------
Nova Southeastern University, Series 2004,
   5.625% 04/01/34                                     967,310
--------------------------------------------------- ----------
Series 2003 C,
  Insured: FGIC
   5.000% 06/01/21                                   1,060,860
--------------------------------------------------- ----------
Philadelphia University, Series 2004 A,
   5.125% 06/01/25                                   1,108,558
--------------------------------------------------- ----------
Vermont Law School Project, Series 2003 A,
   5.500% 01/01/33                                     510,045
--------------------------------------------------- ----------
Series 2004 B,
  Insured: FGIC
   5.000% 04/01/34                                  11,444,180
--------------------------------------------------- ----------
Series 2000 A:
 Insured: AMBAC
   (a) 04/01/19                                        693,075
   (a) 04/01/25                                      1,120,102
--------------------------------------------------- ----------
                                                      Education Total 17,682,360

--------------------------------------------------- ----------
Crossroads School for Arts & Sciences, Series 1998,
   6.000% 08/01/28 (b)                               1,012,040
--------------------------------------------------- ----------
Learning Center for Deaf Children, Series 1999 C,
   6.100% 07/01/19                                   1,017,060
--------------------------------------------------- ----------
Series 2005,
   5.500% 11/01/35                                     734,048
--------------------------------------------------- ----------
Proctor Academy, Series 1998 A,
   5.400% 06/01/17                                     923,309
--------------------------------------------------- ----------
                                                     3,686,457

--------------------------------------------------- ----------
Family Education Loan Program,
  Series 2005 A, AMT,
  Insured: MBIA
   4.375% 11/15/21                                   1,394,386
--------------------------------------------------- ----------
Series 1993 A-6, AMT,
  Insured: MBIA
   6.450% 06/01/18                                   4,090,720
--------------------------------------------------- ----------
Series 1996 A-2, AMT,
   6.650% 11/01/25                                   1,948,474

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

EDUCATION - (continued)
Student Loan - (continued)                                                                                Par ($)  Value ($)
---------------------------------------------------- ----------------------------------------- ------------------ ----------
                       OH Student Loan Funding Corp. Series 1992 B, AMT,
                                                        6.750% 01/01/07                                 1,075,000  1,076,634
                                                     ----------------------------------------- ------------------ ----------
                                                                                               Student Loan Total  8,510,214
                                                                                                                  ----------
                                                                                                  EDUCATION TOTAL 29,879,031

HEALTH CARE - 24.5%
Continuing Care Retirement - 8.5%
                                                     ----------------------------------------- ------------------ ----------
                                         CA La Verne Brethren Hillcrest Homes, Series 2003 B,
                                                        6.625% 02/15/25                                   685,000    751,486
                                                     ----------------------------------------- ------------------ ----------
                      CO Health Facilities Authority Covenant Retirement Communities, Inc.,
                                                      Series 2005,
                                                        5.000% 12/01/35                                 2,900,000  2,862,184
                                                     ----------------------------------------- ------------------ ----------
                            CT Development Authority Elim Park Baptist, Inc., Series 2003,
                                                        5.850% 12/01/33                                   660,000    698,234
                                                     ----------------------------------------- ------------------ ----------
               FL Capital Projects Finance Authority Glenridge on Palmer Ranch, Series 2002 A,
                                                        8.000% 06/01/32                                 1,250,000  1,390,988
                                                     ----------------------------------------- ------------------ ----------
      FL Lee County Industrial Development Authority Shell Point Village, Series 1999 A,
                                                        5.500% 11/15/29                                 1,200,000  1,217,940
                                                     ----------------------------------------- ------------------ ----------
        FL Orange County Health Facilities Authority Orlando Lutheran, Series 2005,
                                                        5.700% 07/01/26                                 1,000,000  1,005,580
                                                     ----------------------------------------- ------------------ ----------
    FL Palm Beach County Health Facilities Authority Abbey Delray South, Series 2003,
                                                        5.350% 10/01/14                                 1,250,000  1,316,538
                                                     ----------------------------------------- ------------------ ----------
                                    GA Fulton County Canterbury Court Project,
                                                      Series 2004 A,
                                                        6.125% 02/15/34                                 1,000,000  1,015,220
                                                     ----------------------------------------- ------------------ ----------
          GA Savannah Economic Development Authority Marshes of Skidaway,
                                                      Series 2003 A:
                                                        7.400% 01/01/24                                   500,000    533,325
                                                        7.400% 01/01/34                                 1,000,000  1,057,590
                                                     ----------------------------------------- ------------------ ----------
                                IL Finance Authority Smith Village, Series 2005 A,
                                                        6.250% 11/15/35                                 2,750,000  2,804,367
                                                     ----------------------------------------- ------------------ ----------
                      IL Health Facilities Authority Lutheran Senior Ministries, Series 2001,
                                                        7.375% 08/15/31                                 1,300,000  1,381,757
                                                     Washington & Jane Smith Community,
                                                      Series 2003 A,
                                                        7.000% 11/15/32                                 1,000,000  1,071,650
                                                     ----------------------------------------- ------------------ ----------
IN Health & Educational Facility Financing Authority Series 2005,
                                                        5.250% 11/15/35                                 2,750,000  2,795,402
                                                     ----------------------------------------- ------------------ ----------
MA Boston Industrial Development Financing Authority Springhouse, Inc., Series 1998,
                                                        5.875% 07/01/20                                   385,000    390,625

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HEALTH CARE - (continued)
Continuing Care Retirement - (continued)                                                                Par ($) Value ($)
--------------------------------------------------- ------------------------------------------------- --------- ---------
                      MA Development Finance Agency Loomis Communities:
                                                      Series 1999 A,
                                                       5.625% 07/01/15                                  650,000   659,562
                                                      Series 2002 A,
                                                       6.900% 03/01/32                                  220,000   238,720
                                                    ------------------------------------------------- --------- ---------
      MD Westminster Economic Development Authority Carroll Lutheran Village, Inc., Series 2004 A,
                                                       6.250% 05/01/34                                1,750,000 1,816,762
                                                    ------------------------------------------------- --------- ---------
       MO Health & Educational Facilities Authority Lutheran Senior Services, Series 1997,
                                                       5.750% 02/01/17                                2,000,000 2,069,360
                                                    ------------------------------------------------- --------- ---------
                         NC Medical Care Commission United Methodist Retirement Homes, Inc.,
                                                     Series 2005 C,
                                                       5.500% 10/01/32                                1,000,000 1,014,070
                                                    ------------------------------------------------- --------- ---------
NH Higher Educational & Health Facilities Authority Rivermead at Peterborough, Series 1998:
                                                       5.625% 07/01/18                                  500,000   503,575
                                                       5.750% 07/01/28                                1,665,000 1,671,277
                                                    ------------------------------------------------- --------- ---------
                  NJ Economic Development Authority Lions Gate, Series 2005 A:
                                                       5.750% 01/01/25                                  400,000   409,436
                                                       5.875% 01/01/37                                1,330,000 1,354,765
                                                    Seabrook Village, Inc., Series 2000 A,
                                                       8.250% 11/15/30                                1,625,000 1,804,709
                                                    Winchester Gardens, Series 2004 A,
                                                       5.800% 11/01/31                                  750,000   783,120
                                                    ------------------------------------------------- --------- ---------
   PA Bucks County Industrial Development Authority Ann's Choice, Inc., Series 2005 A,
                                                       6.250% 01/01/35                                1,750,000 1,805,562
                                                    ------------------------------------------------- --------- ---------
        PA Chartiers Valley Industrial & Commercial Asbury Health Center, Series 1999,
                              Development Authority    6.375% 12/01/24                                  750,000   768,998
                                                    Friendship Village of South Hills, Series 2003 A,
                                                       5.750% 08/15/20                                1,000,000 1,026,000
                                                    ------------------------------------------------- --------- ---------
                       PA Delaware County Authority Dunwoody Village, Series 2003 A,
                                                       5.375% 04/01/17                                  750,000   794,595
                                                    ------------------------------------------------- --------- ---------
      PA Lancaster Industrial Development Authority Garden Spot Village, Series 2000 A,
                                                       7.625% 05/01/31                                  825,000   891,041
                                                    ------------------------------------------------- --------- ---------
        PA Montgomery County Industrial Development Whitemarsh Community,
                                          Authority  Series 2005:
                                                       6.125% 02/01/28                                1,400,000 1,469,510
                                                       6.250% 02/01/35                                1,350,000 1,419,107
                                                    ------------------------------------------------- --------- ---------
    TN Johnson City Health & Educational Facilities Appalachian Christian Village, Series 2004 A,
                                          Authority    6.250% 02/15/32                                  250,000   253,210
                                                    ------------------------------------------------- --------- ---------
    TN Metropolitan Government Nashville & Davidson Blakeford at Green Hills, Series 1998,
                                             County    5.650% 07/01/24                                1,825,000 1,816,276
                                                    ------------------------------------------------- --------- ---------
     TN Shelby County Health, Educational & Housing Germantown Village, Series 2003 A,
                                   Facilities Board    7.250% 12/01/34                                  675,000   698,679

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HEALTH CARE - (continued)
Continuing Care Retirement - (continued)                                                              Par ($)  Value ($)
----------------------------------------------- --------------------------------------------------- --------- ----------
 TX Abilene Health Facilities Development Corp. Sears Methodist Retirement Systems:
                                                  Series 1998 A,
                                                   5.900% 11/15/25                                  1,350,000  1,364,688
                                                  Series 2003 A,
                                                   7.000% 11/15/33                                    800,000    864,000
                                                --------------------------------------------------- --------- ----------
 TX Houston Health Facilities Development Corp. Buckingham Senior Living Community, Inc.,
                                                 Series 2004 A,
                                                   7.125% 02/15/34                                  1,000,000  1,091,870
                                                --------------------------------------------------- --------- ----------
      VA James City County Economic Development Williamsburg Landing, Inc., Series 2005 A,
                                      Authority    5.500% 09/01/34                                    750,000    750,855
                                                --------------------------------------------------- --------- ----------
        VA Virginia Beach Development Authority Westminster-Canterbury of Hampton Roads, Inc.
                                                 Series 2005,
                                                   5.375% 11/01/32                                    700,000    707,525
                                                --------------------------------------------------- --------- ----------
   WI Health & Educational Facilities Authority Attic Angel Obligated Group, Series 1998,
                                                   5.750% 11/15/27                                  2,125,000  2,126,657
                                                Clement Manor, Series 1998,
                                                   5.750% 08/15/24                                  2,200,000  2,198,746
                                                Eastcastle Place, Inc., Series 2004,
                                                   6.125% 12/01/34                                    500,000    508,495
                                                Three Pillars Senior Living Communities:
                                                  Series 2003,
                                                   5.600% 08/15/23                                    790,000    816,054
                                                  Series 2004 A,
                                                   5.500% 08/15/34                                    870,000    880,544
                                                United Lutheran Program for the Aging, Series 1998,
                                                   5.700% 03/01/28                                    750,000    749,708
                                                --------------------------------------------------- --------- ----------
                                                                             Continuing Care Retirement Total 55,620,362
Health Services - 0.7%
                                                --------------------------------------------------- --------- ----------
                 CO Health Facilities Authority National Jewish Medical & Research Center,
                                                 Series 1998,
                                                   5.375% 01/01/23                                  1,080,000  1,090,821
                                                --------------------------------------------------- --------- ----------
                  MA Development Finance Agency Boston Biomedical Research Institute,
                                                 Series 1999:
                                                   5.650% 02/01/19                                    370,000    381,585
                                                   5.750% 02/01/29                                    550,000    572,803
                                                --------------------------------------------------- --------- ----------
   MA Health & Educational Facilities Authority Civic Investments, Inc., Series 2002 A,
                                                   9.000% 12/15/15                                  1,500,000  1,828,125
                                                --------------------------------------------------- --------- ----------
MN Minneapolis & St. Paul Housing Redevelopment Healthpartners Project, Series 2003,
                                      Authority    5.875% 12/01/29                                    400,000    429,944
                                                --------------------------------------------------- --------- ----------
                                                                                        Health Services Total  4,303,278
Hospitals - 12.4%
                                                --------------------------------------------------- --------- ----------
                           AR Washington County Washington Regional Medical Center:
                                                  Series 2005 A,
                                                   5.000% 02/01/35                                  1,000,000  1,004,820
                                                  Series 2005 B,
                                                   5.000% 02/01/30                                    250,000    251,078
                                                --------------------------------------------------- --------- ----------
                 AZ Health Facilities Authority Phoenix Memorial Hospital, Series 1991,
                                                   8.125% 06/01/12 (c)                              1,849,099      4,623

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HEALTH CARE - (continued)
Hospitals - (continued)                                                                                  Par ($) Value ($)
------------------------------------------------- ---------------------------------------------------- --------- ---------
   CA ABAG Finance Authority for Nonprofit Corps. San Diego Hospital Association, Series 2003 C,
                                                     5.375% 03/01/21                                     500,000   527,675
                                                  ---------------------------------------------------- --------- ---------
         CA Health Facilities Financing Authority Catholic Healthcare West, Series 2004 G,
                                                     5.250% 07/01/23                                     500,000   521,585
                                                  Stanford Hospital & Clinics Projects, Series 2003 A,
                                                     5.000% 11/15/23                                   1,500,000 1,552,215
                                                  ---------------------------------------------------- --------- ---------
CA Rancho Mirage Joint Powers Financing Authority Eisenhower Medical Center, Series 2004,
                                                     5.625% 07/01/29                                   2,000,000 2,102,680
                                                  ---------------------------------------------------- --------- ---------
   CA Statewide Communities Development Authority Huntington Memorial Hospital, Series 2005,
                                                     5.000% 07/01/35                                   2,500,000 2,563,700
                                                  Kaiser Permanente, Series 2004 I,
                                                     3.450% 04/01/35                                   1,750,000 1,697,465
                                                  ---------------------------------------------------- --------- ---------
                                       CA Turlock Emanuel Medical Center, Inc., Series 2004,
                                                     5.375% 10/15/34                                   2,000,000 2,038,840
                                                  ---------------------------------------------------- --------- ---------
                                      CA Whittier Presbyterian Intercommunity Hospital, Series 2002,
                                                     5.750% 06/01/31                                   1,000,000 1,061,560
                                                  ---------------------------------------------------- --------- ---------
                   CO Health Facilities Authority Evangelical Lutheran Good Samaritan Foundation,
                                                    Series 2005,
                                                     5.000% 06/01/35                                     750,000   758,843
                                                  Parkview Medical Center, Inc., Series 2001,
                                                     6.600% 09/01/25                                     300,000   330,531
                                                  Vail Valley Medical Center, Series 2004,
                                                     5.000% 01/15/20                                   1,000,000 1,030,040
                                                  ---------------------------------------------------- --------- ---------
                                      CO La Junta Arkansas Valley Regional Medical Center Project,
                                                    Series 1999,
                                                     6.100% 04/01/24                                     300,000   313,866
                                                  ---------------------------------------------------- --------- ---------
     CT Health & Educational Facilities Authority Hospital For Special Care, Series 1997 B,
                                                     5.500% 07/01/27                                     230,000   223,682
                                                  ---------------------------------------------------- --------- ---------
    FL Hillsborough County Industrial Development Tampa General Hospital Project, Series 2003 B,
                                        Authority    5.250% 10/01/34                                   1,000,000 1,032,040
                                                  ---------------------------------------------------- --------- ---------
             FL Miami Health Facilities Authority Catholic Health East, Series 2003 B,
                                                     5.125% 11/15/24                                   1,000,000 1,030,300
                                                  ---------------------------------------------------- --------- ---------
     FL Orange County Health Facilities Authority Orlando Regional Healthcare System:
                                                    Series 1999,
                                                     6.000% 10/01/26                                     875,000   922,845
                                                    Series 2002,
                                                     5.750% 12/01/32                                     350,000   371,693
                                                  ---------------------------------------------------- --------- ---------
           FL South Lake County Hospital District South Lake Hospital, Inc.,
                                                   Series 2003:
                                                     6.375% 10/01/28                                     750,000   815,032
                                                     6.375% 10/01/34                                     500,000   541,350
                                                  ---------------------------------------------------- --------- ---------
               FL West Orange Healthcare District Series 2001 A,
                                                     5.650% 02/01/22                                   1,450,000 1,530,054

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HEALTH CARE - (continued)
Hospitals - (continued)                                                                                  Par ($) Value ($)
--------------------------------------------------- -------------------------------------------------- --------- ---------
                     IL Health Facilities Authority Thorek Hospital & Medical Center, Series 1998,
                                                       5.375% 08/15/28                                   500,000   510,105
                                                    -------------------------------------------------- --------- ---------
              IL Southwestern Development Authority Anderson Hospital,
                                                      Series 1999:
                                                       5.500% 08/15/20                                   500,000   516,710
                                                       5.625% 08/15/29                                   250,000   257,030
                                                    -------------------------------------------------- --------- ---------
             IN Health Facility Financing Authority Community Foundation of Northwest Indiana, Inc.,
                                                     Series 2004 A,
                                                       6.000% 03/01/34                                   850,000   902,640
                                                    -------------------------------------------------- --------- ---------
                     LA Public Facilities Authority Touro Infirmary,
                                                     Series 1999 A:
                                                       5.500% 08/15/19                                   510,000   505,624
                                                       5.625% 08/15/29                                   240,000   237,048
                                                    -------------------------------------------------- --------- ---------
       MA Health & Educational Facilities Authority Jordan Hospital:
                                                      Series 1998 D,
                                                       5.250% 10/01/18                                   600,000   607,368
                                                      Series 2003 E,
                                                       6.750% 10/01/33                                   750,000   821,820
                                                    Milford-Whitinsville Regional Hospital:
                                                      Series 1998 C,
                                                       5.750% 07/15/13                                   610,000   633,107
                                                      Series 2002 D,
                                                       6.350% 07/15/32                                 1,715,000 1,823,302
                                                    -------------------------------------------------- --------- ---------
MD Health & Higher Educational Facilities Authority Adventist Healthcare,
                                                     Series 2003 A:
                                                       5.000% 01/01/16                                   400,000   409,268
                                                       5.750% 01/01/25                                   600,000   634,650
                                                    -------------------------------------------------- --------- ---------
                                MI Dickinson County Dickinson County Healthcare System, Series 1999,
                                                       5.800% 11/01/24                                 1,000,000 1,030,800
                                                    -------------------------------------------------- --------- ---------
               MI Flint Hospital Building Authority Hurley Medical Center, Series 1998 A,
                                                       5.375% 07/01/20                                   465,000   461,764
                                                    -------------------------------------------------- --------- ---------
                      MI Hospital Finance Authority McLaren Health Care Corp., Series 2005 C,
                                                       5.000% 08/01/35                                 2,500,000 2,553,375
                                                    Oakwood Obligated Group, Series 2003,
                                                       5.500% 11/01/18                                 1,600,000 1,719,104
                                                    -------------------------------------------------- --------- ---------
      MN St. Paul Housing & Redevelopment Authority HealthEast, Inc., Series 2005,
                                                       5.150% 11/15/20                                   750,000   763,193
                                                    -------------------------------------------------- --------- ---------
       MN Washington County Housing & Redevelopment HealthEast, Inc., Series 1998,
                                          Authority    5.250% 11/15/12                                 1,100,000 1,127,962
                                                    -------------------------------------------------- --------- ---------
       MO Health & Educational Facilities Authority Lake Regional Health Systems Project, Series 2003,
                                                       5.700% 02/15/34                                 1,000,000 1,055,910
                                                    -------------------------------------------------- --------- ---------
  MO Saline County Industrial Development Authority John Fitzgibbon Memorial Hospital, Series 2005,
                                                       5.625% 12/01/35                                 2,750,000 2,762,485

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HEALTH CARE - (continued)
Hospitals - (continued)                                                                                      Par ($) Value ($)
--------------------------------------------------- ------------------------------------------------------ --------- ---------
                    MT Facilities Finance Authority Montana's Children's Home and Hospital, Series 2005 B,
                                                       4.750% 01/01/24                                       750,000   758,768
                                                    ------------------------------------------------------ --------- ---------
                         NC Medical Care Commission Stanly Memorial Hospital, Series 1999,
                                                       6.375% 10/01/29                                     1,000,000 1,065,680
                                                    ------------------------------------------------------ --------- ---------
NH Higher Educational & Health Facilities Authority Catholic Medical Center, Series 2002,
                                                       6.125% 07/01/32                                       400,000   426,360
                                                    Littleton Hospital Association, Inc.:
                                                      Series 1998 A:
                                                       5.900% 05/01/18                                       500,000   513,270
                                                       6.000% 05/01/28                                     1,000,000 1,027,640
                                                      Series 1998 B,
                                                       5.900% 05/01/28                                       675,000   689,499
                                                    ------------------------------------------------------ --------- ---------
      NJ Health Care Facilities Financing Authority Capital Health Systems, Inc., Series 2003 A,
                                                       5.750% 07/01/23                                     1,250,000 1,340,337
                                                    Children's Specialized Hospital, Series 2005 A,
                                                       5.000% 07/01/24                                       745,000   751,169
                                                    ------------------------------------------------------ --------- ---------
                                      NM Farmington San Juan Medical Center Project, Series 2004 A,
                                                       5.000% 06/01/23                                       500,000   512,760
                                                    ------------------------------------------------------ --------- ---------
                                       NV Henderson St. Rose Dominican Hospital:
                                                      Series 1998,
                                                       5.125% 07/01/28                                       540,000   548,343
                                                      Series 1998 A,
                                                       5.375% 07/01/26                                       610,000   625,335
                                                    ------------------------------------------------------ --------- ---------
                             NY Dormitory Authority Memorial Sloan-Kettering Cancer Center,
                                                      Series 2003:
                                                       Insured: MBIA
                                                       (a) 07/01/25                                        3,600,000 1,511,388
                                                       (a) 07/01/26                                        4,400,000 1,752,740
                                                    Mount Sinai Hospital New York University Center,
                                                     Series 2000:
                                                       5.500% 07/01/26                                     2,500,000 2,526,575
                                                    North Shore -- Long Island Jewish Medical Center,
                                                     Series 2003,
                                                       5.500% 05/01/33                                       400,000   421,920
                                                    ------------------------------------------------------ --------- ---------
     NY Monroe County Industrial Development Agency Highland Hospital, Series 2005,
                                                       5.000% 08/01/25                                     1,115,000 1,125,949
                                                    ------------------------------------------------------ --------- ---------
OH Highland County Joint Township Hospital District Series 1999,
                                                       6.750% 12/01/29                                     1,845,000 1,888,782
                                                    ------------------------------------------------------ --------- ---------
          OH Lakewood Hospital Improvement District Lakewood Hospital Association, Series 2003,
                                                       5.500% 02/15/15                                     1,250,000 1,338,462

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HEALTH CARE - (continued)
Hospitals - (continued)                                                                                          Par ($)
-------------------------------------------------- ----------------------------------------------------- ---------------
     OH Miami County Hospital Facilities Authority Upper Valley Medical Center, Inc.:
                                                     Series 1996 A:
                                                      6.250% 05/15/16                                            500,000
                                                      6.375% 05/15/26                                          1,015,000
                                                     Series 1996 C,
                                                      6.250% 05/15/13                                            285,000
                                                   ----------------------------------------------------- ---------------
                                OH Sandusky County Memorial Hospital, Series 1998,
                                                      5.150% 01/01/10                                            250,000
                                                   ----------------------------------------------------- ---------------
                  OK Development Finance Authority Duncan Regional Hospital, Series 2003 A,
                                                      5.125% 12/01/23                                          2,000,000
                                                   ----------------------------------------------------- ---------------
            OK Stillwater Medical Center Authority Series 2003,
                                                      5.625% 05/15/23                                          1,000,000
                                                   Series 2005,
                                                      5.000% 05/15/17                                          1,155,000
                                                   ----------------------------------------------------- ---------------
PA Allegheny County Hospital Development Authority Ohio Valley General Hospital, Series 1998 A,
                                                      5.450% 01/01/28                                          1,550,000
                                                   ----------------------------------------------------- ---------------
            SC Jobs Economic Development Authority Bon Secours Health Systems, Inc., Series 2002 A,
                                                      5.500% 11/15/23                                          2,250,000
                                                   ----------------------------------------------------- ---------------
      SD Health & Educational Facilities Authority Sioux Valley Hospital & Health System, Series 2004 A,
                                                      5.250% 11/01/34                                          1,100,000
                                                   ----------------------------------------------------- ---------------
      TN Knox County Health, Educational & Housing East Tennessee Hospital, Series 2003 B,
                              Facilities Authority    5.750% 07/01/33                                            150,000
                                                   ----------------------------------------------------- ---------------
      TX Tyler Health Facilities Development Corp. Mother Frances Hospital, Series 2001,
                                                      6.000% 07/01/31                                            750,000
                                                   ----------------------------------------------------- ---------------
VA Augusta County Industrial Development Authority Augusta Health Care, Inc., Series 2003,
                                                      5.250% 09/01/19                                          2,000,000
                                                   ----------------------------------------------------- ---------------
               WA Health Care Facilities Authority Kadlec Medical Center,
                                                    Series 2001, Insured: RAD
                                                      5.875% 12/01/21                                            600,000
                                                   ----------------------------------------------------- ---------------
   WA Skagit County Public Hospital District No. 1 Series 2003,
                                                      6.000% 12/01/23                                          1,000,000
                                                   ----------------------------------------------------- ---------------
      WI Health & Educational Facilities Authority Aurora Health Care, Inc., Series 2003,
                                                      6.400% 04/15/33                                            700,000
                                                   Fort Healthcare, Inc., Series 2004,
                                                      6.100% 05/01/34                                          1,965,000
                                                   Wheaton Franciscan Services, Series 2002,
                                                      5.750% 08/15/30                                          1,050,000
                                                   ----------------------------------------------------- ---------------
                                                                                                         Hospitals Total
Intermediate Care Facilities - 0.7%
                                                   ----------------------------------------------------- ---------------
                  IL Development Finance Authority Hoosier Care, Inc., Series 1999 A,
                                                      7.125% 06/01/34                                          1,440,000



                                                       Value ($)
----------------------------------------------------- ----------
Upper Valley Medical Center, Inc.:
  Series 1996 A:
   6.250% 05/15/16                                       513,530
   6.375% 05/15/26                                     1,041,694
  Series 1996 C,
   6.250% 05/15/13                                       292,835
----------------------------------------------------- ----------
Memorial Hospital, Series 1998,
   5.150% 01/01/10                                       254,063
----------------------------------------------------- ----------
Duncan Regional Hospital, Series 2003 A,
   5.125% 12/01/23                                     2,061,900
----------------------------------------------------- ----------
Series 2003,
   5.625% 05/15/23                                     1,086,340
Series 2005,
   5.000% 05/15/17                                     1,177,823
----------------------------------------------------- ----------
Ohio Valley General Hospital, Series 1998 A,
   5.450% 01/01/28                                     1,578,163
----------------------------------------------------- ----------
Bon Secours Health Systems, Inc., Series 2002 A,
   5.500% 11/15/23                                     2,372,130
----------------------------------------------------- ----------
Sioux Valley Hospital & Health System, Series 2004 A,
   5.250% 11/01/34                                     1,148,114
----------------------------------------------------- ----------
East Tennessee Hospital, Series 2003 B,
   5.750% 07/01/33                                    158,406
----------------------------------------------------- ----------
Mother Frances Hospital, Series 2001,
   6.000% 07/01/31                                       794,183
----------------------------------------------------- ----------
Augusta Health Care, Inc., Series 2003,
   5.250% 09/01/19                                     2,166,680
----------------------------------------------------- ----------
Kadlec Medical Center,
 Series 2001, Insured: RAD
   5.875% 12/01/21                                       644,226
----------------------------------------------------- ----------
Series 2003,
   6.000% 12/01/23                                     1,080,290
----------------------------------------------------- ----------
Aurora Health Care, Inc., Series 2003,
   6.400% 04/15/33                                       768,705
Fort Healthcare, Inc., Series 2004,
   6.100% 05/01/34                                     2,122,259
Wheaton Franciscan Services, Series 2002,
   5.750% 08/15/30                                     1,118,806
----------------------------------------------------- ----------
                                                      80,764,906

----------------------------------------------------- ----------
Hoosier Care, Inc., Series 1999 A,
   7.125% 06/01/34                                     1,331,971

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HEALTH CARE - (continued)
Intermediate Care Facilities - (continued)                                                                 Par ($) Value ($)
--------------------------------------------------- ---------------------------------------------------- --------- ---------
           IN Health Facilities Financing Authority Hoosier Care, Inc., Series 1999 A,
                                                       7.125% 06/01/34                                   1,190,000 1,100,726
                                                    ---------------------------------------------------- --------- ---------
                     LA Public Facilities Authority Progressive Healthcare Providers, Inc., Series 1998,
                                                       6.375% 10/01/28                                   2,000,000 1,921,660
                                                    ---------------------------------------------------- --------- ---------
                                                                                Intermediate Care Facilities Total 4,354,357
Nursing Homes - 2.2%
                                                    ---------------------------------------------------- --------- ---------
                                          AK Juneau St. Ann's Care Center, Inc., Series 1999,
                                                       6.875% 12/01/25                                   1,705,000 1,665,529
                                                    ---------------------------------------------------- --------- ---------
                     CO Health Facilities Authority Volunteers of America Care Facilities:
                                                      Series 1998 A,
                                                       5.750% 07/01/20                                     700,000   714,847
                                                      Series 1999 A:
                                                       5.750% 07/01/10                                     670,000   683,219
                                                       6.000% 07/01/29                                     520,000   526,193
                                                    ---------------------------------------------------- --------- ---------
                  DE Economic Development Authority Churchman Village Project, Series 1991 A,
                                                       10.000% 03/01/21                                    650,000   660,458
                                                    ---------------------------------------------------- --------- ---------
                               IA Finance Authority Care Initiatives:
                                                      Series 1996,
                                                       9.250% 07/01/25                                     475,000   570,598
                                                      Series 1998 B:
                                                       5.500% 07/01/08                                     305,000   308,099
                                                       5.750% 07/01/18                                     600,000   598,494
                                                       5.750% 07/01/28                                   1,475,000 1,369,419
                                                    ---------------------------------------------------- --------- ---------
                      MA Development Finance Agency Alliance Health Care Facilities, Series 1999 A,
                                                       7.100% 07/01/32                                   2,200,000 2,231,328
                                                    ---------------------------------------------------- --------- ---------
                       MA Industrial Finance Agency GF/Massachusetts, Inc., Series 1994 A,
                                                       8.300% 07/01/23                                     855,000   861,575
                                                    ---------------------------------------------------- --------- ---------
     MI Cheboygan County Economic Development Corp. Metro Health Foundation, Series 1993,
                                                       11.000% 11/01/22 (c)                                446,155        45
                                                    ---------------------------------------------------- --------- ---------
                                         MN Carlton Inter-Faith Social Services, Inc., Series 2000,
                                                       7.500% 04/01/19                                     250,000   264,768
                                                    ---------------------------------------------------- --------- ---------
                                         MN Sartell Foundation for Health Care Continums:
                                                      Series 1999 A,
                                                       6.625% 09/01/29                                   2,000,000 2,033,860
                                                      Series 2001 A,
                                                       8.000% 09/01/30                                   1,000,000 1,096,900
                                                    ---------------------------------------------------- --------- ---------
 PA Chester County Industrial Development Authority Pennsylvania Nursing Home, Series 2002,
                                                       8.500% 05/01/32                                     390,000   404,957
                                                    ---------------------------------------------------- --------- ---------
PA Delaware County Industrial Development Authority Care Institute-Main Line LLC, Series 2005,
                                                       9.000% 08/01/31                                      50,000    47,300
                                                    ---------------------------------------------------- --------- ---------
        PA Lackawanna County Industrial Development Greenridge Nursing Center, Series 1990,
                                          Authority    10.500% 12/01/10 (d)(e)                              80,000    72,000

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HEALTH CARE - (continued)
Nursing Homes - (continued)                                                                       Par ($)   Value ($)
-------------------------------------------------- -------------------------------------------- --------- -----------
PA Luzerne County Industrial Development Authority Millville Nursing Center, Series 1990,
                                                      10.500% 12/01/12 (d)(e)                     145,000     130,500
                                                   -------------------------------------------- --------- -----------
 TX Kirbyville Health Facilities Development Corp. Heartway III, Series 1997 A,
                                                      10.000% 03/20/18 (f)                        539,213     161,764
                                                   -------------------------------------------- --------- -----------
                                                                                      Nursing Homes Total  14,401,853
                                                                                                          -----------
                                                                                        HEALTH CARE TOTAL 159,444,756

HOUSING - 11.8%
Assisted Living / Senior - 2.3%
                                                   -------------------------------------------- --------- -----------
                                    DE Kent County Heritage at Dover, Series 1999, AMT,
                                                      7.625% 01/01/30                           2,390,000   2,187,233
                                                   -------------------------------------------- --------- -----------
                     GA Columbus Housing Authority The Gardens at Calvary Project, Series 1999,
                                                      7.000% 11/15/29                           2,000,000   1,878,100
                                                   -------------------------------------------- --------- -----------
                  IL Development Finance Authority Care Institute, Inc., Series 1995,
                                                      8.250% 06/01/25                           1,845,000   1,906,014
                                                   -------------------------------------------- --------- -----------
                                      MN Roseville Care Institute, Inc., Series 1993,
                                                      7.750% 11/01/23                           1,270,000   1,052,868
                                                   -------------------------------------------- --------- -----------
                        NC Medical Care Commission DePaul Community Facilities:
                                                     Series 1998,
                                                      6.125% 01/01/28                             500,000     469,735
                                                     Series 1999,
                                                      7.625% 11/01/29                           1,910,000   2,006,875
                                                   -------------------------------------------- --------- -----------
                   NY Huntington Housing Authority Gurwin Jewish Senior Center,
                                                    Series 1999 A:
                                                      5.875% 05/01/19                           1,900,000   1,896,352
                                                      6.000% 05/01/29                             625,000     621,819
                                                   -------------------------------------------- --------- -----------
     NY Mount Vernon Industrial Development Agency Series 1999,
                                                      6.200% 06/01/29                           1,000,000   1,016,230
                                                   -------------------------------------------- --------- -----------
   NY Suffolk County Industrial Development Agency Gurwin-Jewish Phase II, Series 2004,
                                                      6.700% 05/01/39                             500,000     520,645
                                                   -------------------------------------------- --------- -----------
   OR Clackamas County Hospital Facility Authority Series 2005,
                                                      5.250% 10/01/27                             700,000     698,194
                                                   -------------------------------------------- --------- -----------
  TX Bell County Health Facility Development Corp. Care Institute, Inc., Series 1994,
                                                      9.000% 11/01/24                             905,000     867,008
                                                   -------------------------------------------- --------- -----------
                                                                           Assisted Living / Senior Total  15,121,073
Multi-Family - 5.7%
                                                   -------------------------------------------- --------- -----------
                    CO Health Facilities Authority Birchwood Manor Project,
                                                     Series 1991 A,
                                                     Guarantor: GNMA
                                                      7.250% 04/01/11                             360,000     361,051

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HOUSING - (continued)
Multi-Family - (continued)                                                                        Par ($) Value ($)
-------------------------------------------- -------------------------------------------------- --------- ---------
                   DC Housing Finance Agency FDS Residential II LP,
                                               Series 2004, AMT,
                                               Insured: FHA
                                                4.850% 06/01/35                                 1,460,000 1,457,664
                                             -------------------------------------------------- --------- ---------
                               DE Wilmington Electra Arms Senior Association, Series 1998, AMT,
                                                6.250% 06/01/28                                   915,000   784,146
                                             -------------------------------------------------- --------- ---------
 FL Broward County Housing Finance Authority Chaves Lake Apartment, Series 2000 A, AMT,
                                                7.500% 07/01/40                                 1,250,000 1,300,787
                                             -------------------------------------------------- --------- ---------
                     FL Capital Trust Agency Atlantic Housing Foundation, Inc., Series 2005 C,
                                                5.875% 01/01/28                                 1,500,000 1,508,580
                                             -------------------------------------------------- --------- ---------
    FL Clay County Housing Finance Authority Madison Commons Apartments, Series 2000 A, AMT,
                                                7.450% 07/01/40                                 1,225,000 1,235,057
                                             -------------------------------------------------- --------- ---------
                   MA Housing Finance Agency Series 2004 A, AMT,
                                               Insured: FSA
                                                5.250% 07/01/25                                 5,000,000 5,140,350
                                             Series 2005 A, AMT,
                                                5.200% 06/01/36                                 1,500,000 1,521,795
                                             Series 2005 E, AMT,
                                                5.000% 12/01/28                                   750,000   754,800
                                             -------------------------------------------------- --------- ---------
                        ME Housing Authority Series 2005 A-2, AMT,
                                                4.950% 11/15/27                                 2,500,000 2,516,900
                                             -------------------------------------------------- --------- ---------
                                MN Lakeville Southfork Apartments Project, Series 1989 A,
                                                9.875% 02/01/20                                   700,000   699,881
                                             -------------------------------------------------- --------- ---------
MN Washington County Housing & Redevelopment Cottages of Aspen, Series 1992, AMT,
                                   Authority    9.250% 06/01/22                                   440,000   450,028
                                             -------------------------------------------------- --------- ---------
                          MN White Bear Lake Birch Lake Townhomes, Series 1989 A,
                                                9.750% 07/15/19                                   750,000   712,500
                                             -------------------------------------------------- --------- ---------
                  NC Medical Care Commission ARC Projects, Series 2004 A,
                                                5.800% 10/01/34                                   800,000   826,392
                                             -------------------------------------------------- --------- ---------
                NC Raleigh Housing Authority Cedar Point Apartments,
                                              Series 1999 A:
                                                5.100% 11/01/10 (f)                               250,000   135,000
                                                5.875% 11/01/24 (f)                               200,000   108,000
                                             -------------------------------------------------- --------- ---------
        NJ Housing & Mortgage Finance Agency Series 2005 A, AMT,
                                               Insured: FGIC
                                                4.950% 11/01/37                                 2,685,000 2,699,392
                                             -------------------------------------------------- --------- ---------
               NM Mortgage Finance Authority Series 2005 E, AMT,
                                               Insured: FHA
                                                4.800% 09/01/40                                 1,200,000 1,175,496
                                             -------------------------------------------------- --------- ---------
  NY New York City Housing Development Corp. Series 2005 F-1,
                                                4.650% 11/01/25                                 2,750,000 2,826,395

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HOUSING - (continued)
Multi-Family - (continued)                                                                           Par ($)  Value ($)
----------------------------------------------- -------------------------------------------------- --------- ----------
                           OH Montgomery County Series 2005,
                                                  Insured: FHLMC
                                                   4.950% 11/01/35                                   750,000    755,760
                                                -------------------------------------------------- --------- ----------
     OR Housing & Community Services Department Series 2005 A, AMT,
                                                  Insured: FHA
                                                   4.850% 07/01/35                                 1,755,000  1,756,264
                                                -------------------------------------------------- --------- ----------
                         Resolution Trust Corp. Pass-Through Certificates, Series 1993 A,
                                                   8.500% 12/01/16 (g)                               455,481    448,981
                                                -------------------------------------------------- --------- ----------
   TN Chattanooga Health, Educational & Housing CDFI Phase I LLC, Series 2005 B,
                                 Facility Board    6.000% 10/01/35                                   600,000    594,318
                                                -------------------------------------------------- --------- ----------
       TN Franklin Industrial Development Board Landings Apartment, Series 1996 B,
                                                   8.750% 04/01/27                                 1,500,000  1,528,335
                                                -------------------------------------------------- --------- ----------
                    TX Affordable Housing Corp. NHT/GTEX Project, Series 2001 C,
                                                   10.000% 10/01/31 (f)                            1,560,000     15,600
                                                -------------------------------------------------- --------- ----------
        TX El Paso County Housing Finance Corp. American Village Communities:
                                                  Series 2000 C,
                                                   8.000% 12/01/32                                   575,000    593,682
                                                  Series 2000 D,
                                                   10.000% 12/01/32                                  680,000    703,392
                                                -------------------------------------------------- --------- ----------
VA Alexandria Redevelopment & Housing Authority Courthouse Commons Apartments, Series 1990 A, AMT,
                                                   10.000% 01/01/21                                  500,000    407,160
                                                -------------------------------------------------- --------- ----------
                   WA Seattle Housing Authority High Rise Rehabilitation Phase I LP,
                                                  Series 2005, AMT,
                                                  Insured: FSA
                                                   5.000% 11/01/25                                 1,000,000  1,013,900
                                                -------------------------------------------------- --------- ----------
                    WA Tacoma Housing Authority Redwood,
                                                  Series 2005, AMT,
                                                  Guarantor: GNMA
                                                   5.050% 11/20/37                                 3,000,000  3,037,440
                                                -------------------------------------------------- --------- ----------
                                                                                          Multi-Family Total 37,069,046
Single-Family - 3.8%
                                                -------------------------------------------------- --------- ----------
               AK Development Finance Authority Series 2005 D, AMT,
                                                 Guarantor: GNMA
                                                   4.750% 07/01/35                                 2,240,000  2,218,922
                                                -------------------------------------------------- --------- ----------
                 CO Housing & Finance Authority Series 1995 D-1 AMT,
                                                   7.375% 06/01/26                                    85,000     85,966
                                                Series 1997 A-2, AMT,
                                                   7.250% 05/01/27                                    55,000     55,517
                                                -------------------------------------------------- --------- ----------
                   CT Housing Finance Authority Series 2005 D-2,
                                                   4.850% 11/15/36                                 5,000,000  5,007,950
                                                -------------------------------------------------- --------- ----------
                           ME Housing Authority Series 2005 D-2, AMT,
                                                   4.800% 11/15/36                                 2,000,000  1,991,280

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

HOUSING - (continued)
Single-Family - (continued)                                                                  Par ($)  Value ($)
--------------------------------------------- -------------------------------------------- --------- ----------
                          MT Board of Housing Series 2005 A, AMT,
                                                 5.000% 06/01/36                           1,000,000  1,011,740
                                              -------------------------------------------- --------- ----------
         NJ Housing & Mortgage Finance Agency Series 2005 M, AMT,
                                                 5.000% 10/01/36                           1,970,000  1,998,269
                                              -------------------------------------------- --------- ----------
                    PA Housing Finance Agency Series 2005 90-A, AMT,
                                                 4.700% 10/01/25                           1,500,000  1,494,165
                                              -------------------------------------------- --------- ----------
          RI Housing & Mortgage Finance Corp. Series 2005, AMT,
                                                 4.750% 10/01/30                           4,000,000  3,982,400
                                              -------------------------------------------- --------- ----------
                  TX Affordable Housing Corp. Series 2005 A, AMT,
                                                 5.100% 09/01/39                           3,300,000  3,385,074
                                              -------------------------------------------- --------- ----------
             VA Housing Development Authority Series 2005 A, AMT,
                                                 5.000% 01/01/31                           1,500,000  1,522,725
                                              -------------------------------------------- --------- ----------
  WI Housing & Economic Development Authority Series 2005 C, AMT,
                                                 4.875% 03/01/36                           2,000,000  1,978,660
                                              -------------------------------------------- --------- ----------
                                                                                 Single-Family Total 24,732,668
                                                                                                     ----------
                                                                                       HOUSING TOTAL 76,922,787

INDUSTRIALS - 5.5%
Food Products - 0.5%
                                              -------------------------------------------- --------- ----------
                            MI Strategic Fund Imperial Holly Corp.:
                                                Series 1998 A,
                                                 6.250% 11/01/15                           1,000,000  1,002,750
                                                Series 1998 C, AMT,
                                                 6.550% 11/01/25                           1,500,000  1,425,825
                                              -------------------------------------------- --------- ----------
        OH Toledo Lucas County Port Authority Cargill, Inc. Project, Series 2004 A,
                                                 4.800% 03/01/22                             500,000    506,115
                                              -------------------------------------------- --------- ----------
                                                                                 Food Products Total  2,934,690
Forest Products & Paper - 1.6%
                                              -------------------------------------------- --------- ----------
       AL Camden Industrial Development Board Weyerhaeuser Co., Series 2003 B, AMT,
                                                 6.375% 12/01/24                             275,000    301,064
                                              -------------------------------------------- --------- ----------
    AL Courtland Industrial Development Board International Paper Co.:
                                                Series 2003 B, AMT,
                                                 6.250% 08/01/25                           2,000,000  2,131,440
                                                Series 2005 A,
                                                 5.200% 06/01/25                           1,000,000  1,010,340
                                              -------------------------------------------- --------- ----------
  AL Phenix City Industrial Development Board Meadwestvaco Corp., Series 2002 A, AMT,
                                                 6.350% 05/15/35                           1,000,000  1,076,920
                                              -------------------------------------------- --------- ----------
AR Camden Environmental Improvement Authority International Paper Co., Series 2004 A, AMT,
                                                 5.000% 11/01/18                             250,000    248,348
                                              -------------------------------------------- --------- ----------
     GA Rockdale County Development Authority Visy Paper, Inc., Series 1993, AMT,
                                                 7.500% 01/01/26                           2,800,000  2,813,664

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

INDUSTRIALS - (continued)
Forest Products & Paper - (continued)                                                                      Par ($)  Value ($)
-------------------------------------------------- ---------------------------------------------------- ---------- ----------
                                 MS Lowndes County Weyerhaeuser Co.:
                                                     Series 1992 A,
                                                      6.800% 04/01/22                                    1,995,000  2,388,414
                                                     Series 1992 B,
                                                      6.700% 04/01/22                                      230,000    273,417
                                                   ---------------------------------------------------- ---------- ----------
VA Bedford County Industrial Development Authority Nekoosa Packaging Corp., Series 1998, AMT,
                                                      5.600% 12/01/25                                      400,000    381,424
                                                   ---------------------------------------------------- ---------- ----------
                                                                                     Forest Products & Paper Total 10,625,031
Manufacturing - 0.4%
                                                   ---------------------------------------------------- ---------- ----------
   IL Will-Kankakee Regional Development Authority Flanders Corp., Series 1997, AMT,
                                                      6.500% 12/15/17                                      740,000    750,590
                                                   ---------------------------------------------------- ---------- ----------
                      KS Wichita Airport Authority Cessna Citation Service Center, Series 2002 A, AMT,
                                                      6.250% 06/15/32                                    1,875,000  2,005,031
                                                   ---------------------------------------------------- ---------- ----------
                                                                                               Manufacturing Total  2,755,621
Metals & Mining - 0.2%
                                                   ---------------------------------------------------- ---------- ----------
              NV Department of Business & Industry Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
                                                      8.000% 09/01/14 (g)                                  415,000    412,107
                                                   ---------------------------------------------------- ---------- ----------
      VA Greensville County Industrial Development Wheeling-Pittsburgh Steel Corp., Series 1999 A, AMT,
                                         Authority    7.000% 04/01/14                                      865,000    802,850
                                                   ---------------------------------------------------- ---------- ----------
                                                                                             Metals & Mining Total  1,214,957
Oil & Gas - 2.8%
                                                   ---------------------------------------------------- ---------- ----------
   NJ Middlesex County Pollution Control Authority Amerada Hess Corp., Series 2004,
                                                      6.050% 09/15/34                                      285,000    301,442
                                                   ---------------------------------------------------- ---------- ----------
  NV Clark County Industrial Development Authority Southwest Gas Corp.:
                                                     Series 2003 E, AMT,
                                                      5.800% 03/01/38                                    1,750,000  1,877,452
                                                     Series 2005 A, AMT,
                                                      Insured: AMBAC
                                                      4.850% 10/01/35                                   10,000,000 10,015,500
                                                   ---------------------------------------------------- ---------- ----------
    TX Gulf Coast Industrial Development Authority Citgo Petroleum, Series 1998, AMT,
                                                      8.000% 04/01/28                                      875,000    985,775
                                                   ---------------------------------------------------- ---------- ----------
        TX Texas City Industrial Development Corp. Arco Pipe Line Co., Series 1990,
                                                      7.375% 10/01/20                                    2,000,000  2,593,280
                                                   ---------------------------------------------------- ---------- ----------
        VI Virgin Islands Public Finance Authority Hovensa LLC:
                                                     Series 2003, AMT,
                                                      6.125% 07/01/22                                      875,000    961,345
                                                     Series 2004, AMT,
                                                      5.875% 07/01/22                                    1,000,000  1,082,670
                                                   ---------------------------------------------------- ---------- ----------
                                 VI Virgin Islands Hovensa LLC, Series 2002, AMT,
                                                      6.500% 07/01/21                                      125,000    141,599
                                                   ---------------------------------------------------- ---------- ----------
                                                                                                   Oil & Gas Total 17,959,063
                                                                                                                   ----------
                                                                                                 INDUSTRIALS TOTAL 35,489,362

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

OTHER - 9.4%
Other - 0.5%                                                                                   Par ($) Value ($)
---------------------------------------------- --------------------------------------------- --------- ---------
             NJ Economic Development Authority Motor Vehicle Commission,
                                                 Series 2003 A,
                                                 Insured: MBIA
                                                  (a) 07/01/14                               2,500,000 1,753,375
                                               --------------------------------------------- --------- ---------
          NY Convention Center Operating Corp. Yale Building Project, Series 2003,
                                                  (a) 06/01/08                               2,100,000 1,930,467
                                               --------------------------------------------- --------- ---------
                                                                                           Other Total 3,683,842
Pool / Bond Bank - 0.5%
                                               --------------------------------------------- --------- ---------
   OH Cleveland-Cuyahoga County Port Authority Series 2004 E,
                                                  5.600% 05/15/25                              530,000   547,930
                                               Series 2005 B,
                                                  5.125% 05/15/25                              750,000   760,695
                                               --------------------------------------------- --------- ---------
               OH Summit County Port Authority Seville Project, Series 2005 A,
                                                  5.100% 05/15/25                              500,000   504,050
                                               --------------------------------------------- --------- ---------
     SD Economic Development Finance Authority Davis Family Sodak, Series 2004 4-A, AMT,
                                                  6.000% 04/01/29                            1,400,000 1,443,918
                                               --------------------------------------------- --------- ---------
                                                                                Pool / Bond Bank Total 3,256,593
Refunded / Escrowed(h) - 6.3%
                                               --------------------------------------------- --------- ---------
CA ABAG Finance Authority for Nonprofit Corps. Eskaton Gold River Lodge,
                                                 Series 1998:
                                                 Pre-refunded 11/15/08,
                                                  6.375% 11/15/15 (b)                          580,000   618,837
                                                  6.375% 11/15/28 (b)                          550,000   604,813
                                               --------------------------------------------- --------- ---------
  CA Golden State Tobacco Securitization Corp. Series 2003 B,
                                                 Pre-refunded 06/01/13,
                                                  5.500% 06/01/43                            1,250,000 1,389,900
                                               --------------------------------------------- --------- ---------
CA Orange County Community Facilities District Ladera Ranch, Series 1999 A,
                                                 Pre-refunded 08/15/09,
                                                  6.500% 08/15/21                            1,000,000 1,120,350
                                               --------------------------------------------- --------- ---------
  CA Statewide Community Development Authority Eskaton Village -- Grass Valley, Series 2000,
                                                 Pre-refunded 11/15/10,
                                                  8.250% 11/15/31 (b)                        1,710,000 2,059,438
                                               --------------------------------------------- --------- ---------
                               CO Adams County Series 1991 B:
                                                 Escrowed to Maturity,
                                                  11.250% 09/01/11                             220,000   302,755
                                                 Pre-refunded 09/01/09,
                                                  11.250% 09/01/11 (i)                         325,000   408,896
                                                 Pre-refunded 09/01/10,
                                                  11.250% 09/01/11                             360,000   475,031
                                               --------------------------------------------- --------- ---------
               CO Department of Transportation Series 2001, Pre-refunded 12/15/08,
                                                 Insured: MBIA
                                                  6.650% 12/15/08 (g)(j)                     5,000,000 6,038,730

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

OTHER - (continued)
Refunded / Escrowed(h) - (continued)                                                                   Par ($) Value ($)
-------------------------------------------------- ------------------------------------------------ ---------- ---------
                 CO E-470 Public Highway Authority Series 2000 B,
                                                     Pre-refunded 09/01/10,
                                                      (a) 09/01/35                                  17,500,000 2,237,725
                                                   ------------------------------------------------ ---------- ---------
                          CT Development Authority New Haven Residuals LP,
                                                     Series 1996, AMT,
                                                     Escrowed to Maturity,
                                                      8.250% 12/01/06                                  195,000   203,406
                                                   ------------------------------------------------ ---------- ---------
FL Northern Palm Beach County Improvement District Series 1999:
                                                     Pre-refunded 08/01/09,
                                                     Insured: MBIA
                                                      5.900% 08/01/19                                  500,000   547,400
                                                      6.000% 08/01/29                                  750,000   823,613
                                                   ------------------------------------------------ ---------- ---------
      FL Orange County Health Facilities Authority Orlando Lutheran Towers, Inc., Series 1996,
                                                     Pre-refunded 07/01/06,
                                                      8.625% 07/01/20                                1,500,000 1,580,310
                                                   ------------------------------------------------ ---------- ---------
                FL Tampa Bay Water Utility Systems Series 1991 I,
                                                     Pre-refunded 10/01/11,
                                                     Insured: FGIC
                                                      7.139% 10/01/23 (g)(j)                         7,500,000 9,173,025
                                                   ------------------------------------------------ ---------- ---------
              GA Forsyth County Hospital Authority Georgia Baptist Health Care System, Series 1998,
                                                     Escrowed to Maturity,
                                                      6.000% 10/01/08                                  480,000   498,922
                                                   ------------------------------------------------ ---------- ---------
                   GA Municipal Electric Authority Series 1991 V:
                                                     Escrowed to Maturity,
                                                      6.600% 01/01/18                                  690,000   834,486
                                                     Pre-refunded 01/01/13,
                                                      6.600% 01/01/18                                   75,000    90,668
                                                   ------------------------------------------------ ---------- ---------
                  IL Development Finance Authority Latin School of Chicago, Series 1998,
                                                     Pre-refunded 08/01/08,
                                                      5.650% 08/01/28                                1,725,000 1,761,777
                                                   ------------------------------------------------ ---------- ---------
                         IL University of Illinois Series 2001 A,
                                                     Pre-refunded 08/15/11,
                                                     Insured: AMBAC
                                                      5.500% 08/15/16                                1,425,000 1,565,120
                                                   ------------------------------------------------ ---------- ---------
                     MA Development Finance Agency Western New England College, Series 2002,
                                                     Pre-refunded 12/01/12,
                                                      6.125% 12/01/32                                  300,000   345,084
                                                   ------------------------------------------------ ---------- ---------
                 NC Eastern Municipal Power Agency Series 1991 A,
                                                     Escrowed to Maturity,
                                                      6.500% 01/01/18                                3,320,000 4,119,423
                                                   ------------------------------------------------ ---------- ---------
                                 NC Lincoln County Lincoln County Hospital,
                                                    Series 1991, Escrowed to Maturity,
                                                      9.000% 05/01/07                                   85,000    88,584

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

OTHER - (continued)
Refunded / Escrowed(h) - (continued)                                                              Par ($)  Value ($)
----------------------------------------------- ---------------------------------------------- ---------- ----------
              NJ Economic Development Authority Winchester Gardens, Series 1996 A,
                                                 Pre-refunded 11/01/06,
                                                   8.625% 11/01/25                              2,000,000  2,124,980
                                                ---------------------------------------------- ---------- ----------
                                   NV Henderson St. Rose Dominican Hospital, Series 1998 A,
                                                  Pre-refunded 07/01/08,
                                                   5.375% 07/01/26                                180,000    188,831
                                                ---------------------------------------------- ---------- ----------
                                    NY New York Series 1995 B, Escrowed to Maturity,
                                                   7.250% 08/15/07                                140,000    148,718
                                                ---------------------------------------------- ---------- ----------
 TN Shelby County Health, Educational & Housing Open Arms Development Centers:
                               Facilities Board   Series 1992 A,
                                                  Pre-refunded 08/01/07,
                                                   9.750% 08/01/19                                270,000    306,050
                                                  Series 1992 C,
                                                  Pre-refunded 08/01/12,
                                                   9.750% 08/01/19                                270,000    306,050
                                                ---------------------------------------------- ---------- ----------
                  WV Hospital Finance Authority Charleston Area Medical Center, Series 2000 A,
                                                  Pre-refunded 09/01/10,
                                                   6.750% 09/01/30                                925,000  1,059,689
                                                ---------------------------------------------- ---------- ----------
                                                                                Refunded / Escrowed Total 41,022,611
Tobacco - 2.1%
                                                ---------------------------------------------- ---------- ----------
   CA Golden State Tobacco Securitization Corp. Series 2003 A-1:
                                                   6.250% 06/01/33                              2,850,000  3,103,422
                                                   6.750% 06/01/39                                200,000    224,756
                                                ---------------------------------------------- ---------- ----------
                IA Tobacco Settlement Authority Series 2005 C,
                                                   5.625% 06/01/46                              3,000,000  2,992,710
                                                ---------------------------------------------- ---------- ----------
          LA Tobacco Settlement Financing Corp. Series 2001 B,
                                                   5.875% 05/15/39                              1,000,000  1,043,320
                                                ---------------------------------------------- ---------- ----------
          NJ Tobacco Settlement Financing Corp. Series 2003,
                                                   6.750% 06/01/39                              2,000,000  2,237,240
                                                ---------------------------------------------- ---------- ----------
PR Commonwealth of Puerto Rico Children's Trust Series 2005 B,
                                           Fund    (a) 05/15/55                                25,000,000    829,500
                                                ---------------------------------------------- ---------- ----------
          SC Tobacco Settlement Financing Corp. Series 2001 B,
                                                   6.375% 05/15/28                              1,000,000  1,070,730
                                                ---------------------------------------------- ---------- ----------
          VA Tobacco Settlement Financing Corp. Series 2005,
                                                   5.625% 06/01/37                              2,000,000  2,016,620
                                                ---------------------------------------------- ---------- ----------
                                                                                            Tobacco Total 13,518,298
                                                                                                          ----------
                                                                                              OTHER TOTAL 61,481,344

OTHER REVENUE - 2.5%
Hotels - 0.9%
                                                ---------------------------------------------- ---------- ----------
      NJ Middlesex County Improvement Authority Heldrich Associates LLC, Series 2005 B,
                                                   6.250% 01/01/37                              2,250,000  2,241,293

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

OTHER REVENUE - (continued)
Hotels - (continued)                                                                              Par ($)  Value ($)
---------------------------------------------------- ------------------------------------------ --------- ----------
PA Philadelphia Authority for Industrial Development Doubletree Project, Series 1997 A,
                                                        6.500% 10/01/27                         2,000,000  2,087,860
                                                     ------------------------------------------ --------- ----------
       TX San Antonio Convention Hotel Finance Corp. Hotel Investments LP,
                                                       Series 2005 A, AMT,
                                                       Insured: AMBAC
                                                        5.000% 07/15/34                         1,500,000  1,526,970
                                                     ------------------------------------------ --------- ----------
                                                                                             Hotels Total  5,856,123
Recreation - 0.8%
                                                     ------------------------------------------ --------- ----------
              CA Agua Caliente Band Cahuilla Indians Series 2003,
                                                        6.000% 07/01/18                         1,000,000  1,076,820
                                                     ------------------------------------------ --------- ----------
                     CA Cabazon Band Mission Indians Series 2004:
                                                        8.375% 10/01/15 (g)                       520,000    533,385
                                                        8.750% 10/01/19 (g)                     1,950,000  1,999,900
                                                     ------------------------------------------ --------- ----------
                CT Mashantucket Western Pequot Tribe Series 1999 B,
                                                        (a) 09/01/15 (g)                        2,000,000  1,211,740
                                                     ------------------------------------------ --------- ----------
                   CT Mohegan Tribe Gaming Authority Series 2001,
                                                        6.250% 01/01/31 (g)                       475,000    504,317
                                                     ------------------------------------------ --------- ----------
                        NM Red River Sports Facility Red River Ski Area, Series 1998,
                                                        6.450% 06/01/07                           120,000    120,485
                                                     ------------------------------------------ --------- ----------
                                                                                         Recreation Total  5,446,647
Retail - 0.8%
                                                     ------------------------------------------ --------- ----------
                                LA Beauregard Parish Office Max, Series 2002,
                                                        6.800% 02/01/27                         1,750,000  1,900,448
                                                     ------------------------------------------ --------- ----------
      NY New York City Industrial Development Agency IAC/Interactive Corp., Series 2005,
                                                        5.000% 09/01/35                         2,750,000  2,712,957
                                                     ------------------------------------------ --------- ----------
                                      OH Lake County North Madison Properties, Series 1993,
                                                        8.819% 09/01/11                           430,000    430,060
                                                     ------------------------------------------ --------- ----------
                                                                                             Retail Total  5,043,465
                                                                                                          ----------
                                                                                      OTHER REVENUE TOTAL 16,346,235

RESOURCE RECOVERY - 1.5%
Disposal - 0.6%
                                                     ------------------------------------------ --------- ----------
                    IL Development Finance Authority Waste Management, Inc., Series 1997, AMT,
                                                        5.050% 01/01/10                           250,000    258,965
                                                     ------------------------------------------ --------- ----------
                                      OH Solid Waste Republic Services, Series 2004, AMT,
                                                        4.250% 04/01/33                         2,000,000  1,944,220
                                                     ------------------------------------------ --------- ----------
                                    UT Carbon County Laidlaw Environmental, Series 1997 A, AMT,
                                                        7.450% 07/01/17                         1,500,000  1,589,760
                                                     ------------------------------------------ --------- ----------
                                                                                           Disposal Total  3,792,945

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

RESOURCE RECOVERY - (continued)
Resource Recovery - 0.9%                                                                                  Par ($)  Value ($)
--------------------------------------------------- --------------------------------------------------- --------- ----------
                      MA Development Finance Agency Ogden Haverhill Associates, Series 1999 A, AMT,
                                                       6.700% 12/01/14                                    750,000    808,170
                                                    --------------------------------------------------- --------- ----------
                       MA Industrial Finance Agency Ogden Haverhill Associates,
                                                     Series 1998 A, AMT:
                                                       5.500% 12/01/13                                    500,000    510,390
                                                       5.600% 12/01/19                                  1,000,000  1,022,950
                                                    --------------------------------------------------- --------- ----------
    NY Niagara County Industrial Development Agency American REF-Fuel Co., LLC, Series 2001 A, AMT,
                                                       5.450% 11/15/26                                  1,000,000  1,052,080
                                                    --------------------------------------------------- --------- ----------
PA Delaware County Industrial Development Authority American REF-Fuel Co., Series 1997 A,
                                                       6.200% 07/01/19                                  2,225,000  2,320,007
                                                    --------------------------------------------------- --------- ----------
                                                                                          Resource Recovery Total  5,713,597
                                                                                                                  ----------
                                                                                          RESOURCE RECOVERY TOTAL  9,506,542

TAX-BACKED - 16.7%
Local Appropriated - 2.0%
                                         CA Compton Civic Center & Capital Improvements, Series 1997 A,
                                                       5.500% 09/01/15                                  1,500,000  1,565,895
                                                    --------------------------------------------------- --------- ----------
CA Southeast Resource Recovery Facilities Authority Series 2003 B, AMT,
                                                      Insured: AMBAC
                                                       5.375% 12/01/18                                  2,000,000  2,138,520
                                                    --------------------------------------------------- --------- ----------
          MN Andover Economic Development Authority Andover Community Center, Series 2004,
                                                       5.200% 02/01/34                                    750,000    777,555
                                                    --------------------------------------------------- --------- ----------
      MO St. Louis Industrial Development Authority St. Louis Convention Center, Series 2000,
                                                      Insured: AMBAC
                                                       (a) 07/15/18                                     3,000,000  1,726,350
                                                    --------------------------------------------------- --------- ----------
                 SC Berkeley County School District Series 2003,
                                                       5.000% 12/01/28                                  2,000,000  2,033,920
                                                    --------------------------------------------------- --------- ----------
         SC Dorchester County School District No. 2 Series 2004,
                                                       5.250% 12/01/29                                  1,000,000  1,036,710
                                                    --------------------------------------------------- --------- ----------
        SC Lancaster Educational Assistance Program Lancaster County School District, Series 2004,
                                                       5.000% 12/01/26                                  1,350,000  1,372,383
                                                    --------------------------------------------------- --------- ----------
           SC Laurens County School District No. 55 Series 2005,
                                                       5.250% 12/01/30                                  1,400,000  1,440,404
                                                    --------------------------------------------------- --------- ----------
       SC Newberry Investing in Childrens Education Series 2005,
                                                       5.000% 12/01/30                                    750,000    757,042
                                                    --------------------------------------------------- --------- ----------
                                                                                         Local Appropriated Total 12,848,779
Local General Obligations - 4.2%
                                                    --------------------------------------------------- --------- ----------
            CA East Side Union High School District Series 2003 B,
                                                      Insured: MBIA
                                                       5.100% 02/01/20                                  1,320,000  1,461,636

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

TAX-BACKED - (continued)
Local General Obligations - (continued)                              Par ($) Value ($)
--------------------------------------------- ------------------   --------- ---------
              CA Empire Union School District Series 1987-1 A,
                                                Insured: AMBAC
                                                 (a) 10/01/21      1,665,000   812,470
                                              ------------------   --------- ---------
    CA Los Angeles Community College District Series 2003 B,
                                                Insured: FSA
                                                 5.000% 08/01/19   2,000,000 2,136,460
                                              ------------------   --------- ---------
       CA Los Angeles Unified School District Series 1997 E,
                                                Insured: MBIA
                                                 5.125% 01/01/27   3,800,000 3,984,984
                                              Series 2002 E,
                                                Insured: MBIA
                                                 5.750% 07/01/16     800,000   923,184
                                              ------------------   --------- ---------
              CA Modesto High School District Series 2002 A,
                                                Insured: FGIC
                                                 (a) 08/01/19      2,650,000 1,440,010
                                              ------------------   --------- ---------
       CA Pasadena Community College District Series 2003 A,
                                                Insured: FGIC
                                                 5.000% 06/01/19   1,290,000 1,377,230
                                              ------------------   --------- ---------
           CA Rocklin Unified School District Series 2003,
                                                Insured: FGIC
                                                 (a) 08/01/17      3,130,000 1,883,509
                                              ------------------   --------- ---------
CA William S. Hart Union High School District Series 2003 A,
                                                Insured: MBIA
                                                 5.000% 09/01/19   1,625,000 1,731,161
                                              ------------------   --------- ---------
         CO Castle Oaks Metropolitan District Series 2005,
                                                 6.125% 12/01/35     500,000   497,965
                                              ------------------   --------- ---------
     CO Northwest Metropolitan District No. 3 Series 2005,
                                                 6.250% 12/01/35   1,000,000 1,004,030
                                              ------------------   --------- ---------
       CO Red Sky Ranch Metropolitan District Series 2003,
                                                 6.050% 12/01/33   1,000,000 1,038,820
                                              ------------------   --------- ---------
             IL Hoffman Estates Park District Series 2004,
                                                 5.250% 12/01/23   1,000,000 1,055,320
                                              ------------------   --------- ---------
       NJ Bergen County Improvement Authority Series 2005,
                                                 5.000% 11/15/24   1,800,000 1,988,802
                                              ------------------   --------- ---------
                             NY New York City Series 1995 B,
                                                 7.250% 08/15/07     860,000   911,841
                                              Series 2003 J,
                                                 5.500% 06/01/18   1,500,000 1,625,145
                                              ------------------   --------- ---------
               OH Dublin City School District Series 2003,
                                                Insured: FSA
                                                 5.000% 12/01/20   2,450,000 2,606,702

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

TAX-BACKED - (continued)
Local General Obligations - (continued)                                                     Par ($)  Value ($)
---------------------------------------------------- ------------------------------------ --------- ----------
             TX Dallas County Flood Control District Series 2002,
                                                        7.250% 04/01/32                   1,000,000  1,066,870
                                                     ------------------------------------ --------- ----------
                                                                    Local General Obligations Total 27,546,139
Special Non - Property Tax - 2.2%
                                                     ------------------------------------ --------- ----------
                                      IL Bolingbrook Sales Tax Revenue, Series 2005,
                                                        (a) 01/01/24                      1,500,000  1,335,330
                                                     ------------------------------------ --------- ----------
                                 KS Wyandotte County Series 2005,
                                                        5.000% 12/01/20                     625,000    645,919
                                                     ------------------------------------ --------- ----------
MO St. Louis County Industrial Development Authority Kiel Center Arena, Series 1992, AMT,
                                                        7.875% 12/01/24                   3,000,000  3,046,170
                                                     ------------------------------------ --------- ----------
                   NJ Economic Development Authority Cigarette Tax,
                                                       Series 2004:
                                                        5.500% 06/15/31                     315,000    326,185
                                                        5.750% 06/15/29                   1,000,000  1,057,550
                                                     ------------------------------------ --------- ----------
                                NY Thruway Authority Series 2003 A,
                                                       Insured: MBIA
                                                        5.000% 03/15/20                   3,500,000  3,723,685
                                                     ------------------------------------ --------- ----------
            PR Commonwealth of Puerto Rico Highway & Series 2003 AA:
                            Transportation Authority   Insured: MBIA
                                                        5.500% 07/01/18                   1,225,000  1,403,103
                                                        5.500% 07/01/19                   2,320,000  2,669,856
                                                     ------------------------------------ --------- ----------
                                                                   Special Non - Property Tax Total 14,207,798
Special Property Tax - 5.1%
                                                     ------------------------------------ --------- ----------
                 CA Carson Improvement Bond Act 1915 Series 1992,
                                                        7.375% 09/02/22                     130,000    134,848
                                                     ------------------------------------ --------- ----------
   CA Huntington Beach Community Facilities District Grand Coast Resort, Series 2001-1,
                                                        6.450% 09/01/31                   1,250,000  1,302,687
                                                     ------------------------------------ --------- ----------
                 CA Irvine Improvement Bond Act 1915 No. 00-18-GRP 3,
                                                      Series 2003,
                                                        5.550% 09/02/26                     500,000    514,400
                                                     ------------------------------------ --------- ----------
 CA Lincoln Community Facilities District No. 2003-1 Series 2004:
                                                        5.750% 09/01/20                     500,000    530,700
                                                        5.900% 09/01/24                     500,000    534,030
                                                     ------------------------------------ --------- ----------
               CA Oakdale Public Financing Authority Central City Redevelopment,
                                                      Series 2004,
                                                        5.375% 06/01/33                   2,000,000  2,018,100
                                                     ------------------------------------ --------- ----------
       CA Oceanside Community Development Commission Downtown Redevelopment Project,
                                                      Series 2003,
                                                        5.700% 09/01/25                     500,000    516,565
                                                     ------------------------------------ --------- ----------
      CA Orange County Community Facilities District Ladera Ranch,
                                                      Series 2003 A,
                                                        5.550% 08/15/33                   1,000,000  1,024,120
                                                     ------------------------------------ --------- ----------
          CA Orange County Improvement Bond Act 1915 Phase IV, No. 01-1-B, Series 2003,
                                                        5.750% 09/02/33                   1,000,000  1,024,810

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

TAX-BACKED - (continued)
Special Property Tax - (continued)                                             Par ($) Value ($)
--------------------------------------------------- ------------------------ --------- ---------
CA Redwood City Community Facilities District No. 1 Series 2003 B,
                                                       6.000% 09/01/33         700,000   725,578
                                                    ------------------------ --------- ---------
   CA Temecula Valley Unified School District No. 1 Series 2003,
                                                       6.125% 09/01/33         600,000   614,730
                                                    ------------------------ --------- ---------
     FL Brandy Creek Community Development District Series 2003 A,
                                                       6.350% 05/01/34         990,000 1,043,698
                                                    ------------------------ --------- ---------
      FL Celebration Community Development District Series 2003 A,
                                                       6.400% 05/01/34         990,000 1,046,965
                                                    ------------------------ --------- ---------
     FL Colonial Country Club Community Development Series 2003,
                                           District    6.400% 05/01/33         735,000   784,245
                                                    ------------------------ --------- ---------
 FL Concorde Estates Community Development District Series 2004 A,
                                                       5.850% 05/01/35       1,320,000 1,336,460
                                                    ------------------------ --------- ---------
    FL Double Branch Community Development District Series 2002 A,
                                                       6.700% 05/01/34         695,000   756,348
                                                    Series 2003 B,
                                                       5.375% 05/01/08         520,000   523,136
                                                    ------------------------ --------- ---------
   FL Heritage Palms Community Development District Series 1999 A,
                                                       6.250% 11/01/07          30,000    30,063
                                                    ------------------------ --------- ---------
            FL Islands at Doral Southwest Community Series 2003,
                               Development District    6.375% 05/01/35         770,000   812,512
                                                    ------------------------ --------- ---------
   FL Lexington Oaks Community Development District Series 1998 A,
                                                       6.125% 05/01/19         250,000   252,832
                                                    Series 2000 A,
                                                       7.200% 05/01/30         665,000   690,849
                                                    Series 2002 A,
                                                       6.700% 05/01/33         250,000   265,310
                                                    ------------------------ --------- ---------
   FL Middle Village Community Development District Series 2004 A,
                                                       6.000% 05/01/35       2,000,000 2,081,340
                                                    ------------------------ --------- ---------
                                         FL Orlando Conroy Road Interchange,
                                                     Series 1998 A:
                                                       5.500% 05/01/10         280,000   286,740
                                                       5.800% 05/01/26         600,000   611,526
                                                    ------------------------ --------- ---------
       FL Seven Oaks Community Development District Series 2004 A,
                                                       5.875% 05/01/35         500,000   505,225
                                                    Series 2004 B,
                                                       5.000% 05/01/09         735,000   738,499
                                                    ------------------------ --------- ---------
      FL Stoneybrook Community Development District Series 1998 A,
                                                       6.100% 05/01/19         750,000   758,632
                                                    Series 1998 B,
                                                       5.700% 05/01/08          25,000    25,132
                                                    ------------------------ --------- ---------
 FL Westchester Community Development District No.1 Series 2003,
                                                       6.125% 05/01/35         800,000   835,304

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

TAX-BACKED - (continued)
Special Property Tax - (continued)                                                               Par ($)   Value ($)
--------------------------------------------- ------------------------------------------------ --------- -----------
  FL Westridge Community Development District Series 2005,
                                                 5.800% 05/01/37                               2,750,000   2,756,545
                                              ------------------------------------------------ --------- -----------
                                   GA Atlanta Series 2005 B,
                                                 5.600% 01/01/30                               1,000,000   1,003,630
                                              ------------------------------------------------ --------- -----------
                                   IL Chicago Pilsen Redevelopment, Series 2004 B,
                                                 6.750% 06/01/22                               1,225,000   1,274,416
                                              ------------------------------------------------ --------- -----------
  IL Lincolnshire Special Services Area No. 1 Sedgebrook Project, Series 2004,
                                                 6.250% 03/01/34                                 750,000     787,395
                                              ------------------------------------------------ --------- -----------
          IL Plano Special Service Area No. 4 Series 2005 5-B,
                                                 6.000% 03/01/35                               3,000,000   2,975,850
                                              ------------------------------------------------ --------- -----------
   MI Pontiac Tax Increment Finance Authority Development Area No. 3, Series 2002,
                                                 6.375% 06/01/31                               1,000,000   1,073,120
                                              ------------------------------------------------ --------- -----------
                                 MO Riverside L-385 Levee Project, Series 2004,
                                                 5.250% 05/01/20                               1,275,000   1,308,991
                                              ------------------------------------------------ --------- -----------
                                                                              Special Property Tax Total  33,505,331
State Appropriated - 0.7%
                                              ------------------------------------------------ --------- -----------
                        CA Public Works Board Department of Mental Health,
                                                Coalinga State Hospital, Series 2004 A,
                                                 5.500% 06/01/19                               1,000,000   1,087,660
                                              ------------------------------------------------ --------- -----------
                       LA Military Department Custody Receipts, Series 2004,
                                                 4.850% 05/01/24                               1,500,000   1,499,820
                                              ------------------------------------------------ --------- -----------
      NY Triborough Bridge & Tunnel Authority Javits Convention Center Project, Series 1990 E,
                                                 7.250% 01/01/10                               1,525,000   1,643,355
                                              ------------------------------------------------ --------- -----------
                                                                                State Appropriated Total   4,230,835
State General Obligations - 2.5%
                                              ------------------------------------------------ --------- -----------
                                     CA State Series 2003:
                                                 5.250% 02/01/18                               2,000,000   2,197,380
                                                 5.250% 02/01/20                               2,000,000   2,212,520
                                                 5.250% 02/01/23                                 800,000     889,216
                                              ------------------------------------------------ --------- -----------
MA Massachusetts Bay Transportation Authority Series 1992 B,
                                                Insured: MBIA
                                                 6.200% 03/01/16                               5,825,000   6,786,824
                                              ------------------------------------------------ --------- -----------
               PR Commonwealth of Puerto Rico Series 2004 A,
                   Aqueduct & Sewer Authority    5.000% 07/01/30                               1,200,000   1,255,524
                                              ------------------------------------------------ --------- -----------
               PR Commonwealth of Puerto Rico Series 2003 A,
                                                 5.000% 07/01/27                               3,000,000   3,043,080
                                              ------------------------------------------------ --------- -----------
                                                                         State General Obligations Total  16,384,544
                                                                                                         -----------
                                                                                        TAX-BACKED TOTAL 108,723,426

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

TRANSPORTATION - 6.5%
Air Transportation - 2.9%                                                                           Par ($)  Value ($)
---------------------------------------------------- -------------------------------------------- --------- ----------
  CA Los Angeles Regional Airports Improvement Corp. American Airlines, Inc., Series 2000 C, AMT,
                                                        7.500% 12/01/24                             400,000    412,052
                                                     -------------------------------------------- --------- ----------
                             FL Capital Trust Agency Air Cargo-Orlando, Series 2003, AMT,
                                                        6.750% 01/01/32                             650,000    659,302
                                                     -------------------------------------------- --------- ----------
                   IN Indianapolis Airport Authority FedEx Corp.,
                                                       Series 2004, AMT,
                                                        5.100% 01/15/17                           1,000,000  1,039,370
                                                     -------------------------------------------- --------- ----------
                                   MA Port Authority Delta Air Lines, Inc., Series 2001 A, AMT,
                                                       Insured: AMBAC
                                                        5.500% 01/01/16(k)                        2,935,000  3,094,048
                                                     -------------------------------------------- --------- ----------
              MN Minneapolis & St. Paul Metropolitan Northwest Airlines, Inc.:
                                 Airports Commission   Series 2001 A, AMT,
                                                        7.000% 04/01/25 (l)                       1,800,000  1,140,372
                                                       Series 2005, AMT,
                                                        7.375% 04/01/25 (l)                         500,000    322,975
                                                     -------------------------------------------- --------- ----------
          NC Charlotte Douglas International Airport US Airways, Inc.:
                                                       Series 1998, AMT,
                                                        5.600% 07/01/27                           1,500,000  1,129,635
                                                       Series 2000, AMT,
                                                        7.750% 02/01/28                           1,250,000  1,214,612
                                                     -------------------------------------------- --------- ----------
                   NJ Economic Development Authority Continental Airlines, Inc.:
                                                       Series 1999, AMT:
                                                        6.250% 09/15/19                           1,600,000  1,501,904
                                                        6.250% 09/15/29                             500,000    459,935
                                                       Series 2003, AMT,
                                                        9.000% 06/01/33                           1,000,000  1,062,060
                                                     -------------------------------------------- --------- ----------
      NY New York City Industrial Development Agency American Airlines, Inc, Series 2005, AMT,
                                                        7.750% 08/01/31                           1,000,000  1,033,210
                                                     Terminal One Group Association LP,
                                                      Series 2005, AMT,
                                                        5.500% 01/01/21                           1,250,000  1,336,287
                                                     -------------------------------------------- --------- ----------
PA Philadelphia Authority for Industrial Development Aero Philadelphia,
                                                       Series 1999, AMT:
                                                        5.250% 01/01/09                             250,000    252,265
                                                        5.500% 01/01/24                           1,000,000  1,007,180
                                                     -------------------------------------------- --------- ----------
          TX Dallas-Fort Worth International Airport American Airlines, Inc., Series 2000 A, AMT,
                                                        9.000% 05/01/29                           2,250,000  2,250,877
                                                     -------------------------------------------- --------- ----------
             TX Houston Industrial Development Corp. United Parcel Service, Series 2002, AMT,
                                                        6.000% 03/01/23                           1,035,000  1,072,995
                                                     -------------------------------------------- --------- ----------
                                                                                   Air Transportation Total 18,989,079

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

TRANSPORTATION - (continued)
Airports - 1.3%                                                                              Par ($)  Value ($)
---------------------------------------------- ------------------------------------------- --------- ----------
CA Burbank Glendale Pasadena Airport Authority Series 2005 B, AMT,
                                                 Insured: AMBAC
                                                  5.000% 07/01/23                          1,500,000  1,553,955
                                               ------------------------------------------- --------- ----------
 DC Metropolitan Washington Airports Authority Series 2003 A, AMT,
                                                 Insured: FGIC
                                                  5.000% 10/01/33                          1,500,000  1,528,845
                                               ------------------------------------------- --------- ----------
                            GA Augusta Airport Series 2005,
                                                  5.150% 01/01/35                            600,000    607,326
                                               ------------------------------------------- --------- ----------
    NC Charlotte Douglas International Airport Series 1999, AMT,
                                                 Insured: MBIA
                                                  8.320% 04/20/19 (g)(i)(j)                4,000,000  4,674,400
                                               ------------------------------------------- --------- ----------
                                                                                      Airports Total  8,364,526
Ports - 0.9%
                                               ------------------------------------------- --------- ----------
                            WA Port of Seattle Series 2000 A, AMT,
                                                 Insured: MBIA
                                                  7.604% 08/01/07 (g)(j)                   1,250,000  1,454,575
                                               Series 2000 B, AMT,
                                                 Insured: MBIA
                                                  7.604% 08/01/08 (g)(j)                   3,750,000  4,451,962
                                               ------------------------------------------- --------- ----------
                                                                                         Ports Total  5,906,537
Toll Facilities - 1.1%
                                               ------------------------------------------- --------- ----------
             CO E-470 Public Highway Authority Series 2000 B,
                                                 Insured: MBIA
                                                  (a) 09/01/18                             4,000,000  2,271,360
                                               ------------------------------------------- --------- ----------
 CO Northwest Parkway Public Highway Authority Series 2001 D,
                                                  7.125% 06/15/41                          2,750,000  2,618,495
                                               ------------------------------------------- --------- ----------
                          NY Thruway Authority Second General Highway & Bridge Trust Fund,
                                                Series 2005 B,
                                                 Insured: AMBAC
                                                    5.500% 04/01/20                        2,310,000  2,669,852
                                               ------------------------------------------- --------- ----------
                                                                               Toll Facilities Total  7,559,707
Transportation - 0.3%
                                               ------------------------------------------- --------- ----------
          NV Department of Business & Industry Las Vegas Monorail, Series 2000,
                                                  7.375% 01/01/40                          1,750,000  1,820,578
                                               ------------------------------------------- --------- ----------
                                                                                Transportation Total  1,820,578
                                                                                                     ----------
                                                                                TRANSPORTATION TOTAL 42,640,427

UTILITIES - 12.7%
Independent Power Producers - 1.3%
                                               ------------------------------------------- --------- ----------
  MI Midland County Economic Development Corp. Series 2000 A, AMT,
                                                  6.875% 07/23/09                          1,650,000  1,616,274

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

UTILITIES - (continued)
Independent Power Producers - (continued)                                                               Par ($) Value ($)
------------------------------------------------ ---------------------------------------------------- --------- ---------
      NY Port Authority of New York & New Jersey KIAC Partners, Series 1996 IV, AMT:
                                                    6.750% 10/01/11                                   1,000,000   998,720
                                                    6.750% 10/01/19                                     120,000   119,724
                                                 ---------------------------------------------------- --------- ---------
 PA Carbon City Industrial Development Authority Panther Creek Partners, Series 2000, AMT,
                                                    6.650% 05/01/10                                     835,000   895,972
                                                 ---------------------------------------------------- --------- ---------
     PA Economic Development Financing Authority Colver Project, Series 2005 G,
                                                    5.125% 12/01/15                                     825,000   823,853
                                                 Northampton Generating:
                                                  Series 1994 A, AMT,
                                                    6.500% 01/01/13                                   3,000,000 2,992,200
                                                   Series 1994 B, AMT,
                                                    6.750% 01/01/07                                   1,320,000 1,320,000
                                                 ---------------------------------------------------- --------- ---------
                                                                              Independent Power Producers Total 8,766,743
Investor Owned - 5.2%
                                                 ---------------------------------------------------- --------- ---------
      AZ Maricopa County Pollution Control Corp. Southern California Edison Co., Series 2000 A,
                                                    2.900% 06/01/35                                   1,000,000   961,440
                                                 ---------------------------------------------------- --------- ---------
 CA Chula Vista Industrial Development Authority San Diego Gas & Electric, Series 1996 B, AMT,
                                                    5.500% 12/01/21                                   1,275,000 1,357,161
                                                 ---------------------------------------------------- --------- ---------
 FL Polk County Industrial Development Authority Tampa Electric Co.,
                                                  Series 1996, AMT,
                                                    5.850% 12/01/30                                   1,500,000 1,544,250
                                                 ---------------------------------------------------- --------- ---------
                IL Development Finance Authority Peoples Gas Light & Coke Co., Series 2003 E, AMT,
                                                    Insured: AMBAC
                                                      4.875% 11/01/38                                 2,500,000 2,543,850
                                                 ---------------------------------------------------- --------- ---------
                                   IN Petersburg Indianapolis Power & Light Co.:
                                                  Series 1991,
                                                    5.750% 08/01/21                                   1,000,000 1,047,730
                                                   Series 1995,
                                                    6.625% 12/01/24                                     255,000   257,933
                                                 ---------------------------------------------------- --------- ---------
LA Calcasieu Parish Industrial Development Board Entergy Gulf States, Inc., Series 1999,
                                                    5.450% 07/01/10                                     500,000   502,820
                                                 ---------------------------------------------------- --------- ---------
                        LA West Feliciana Parish Entergy Gulf States, Inc., Series 1999 B,
                                                    6.600% 09/01/28                                     250,000   252,343
                                                 ---------------------------------------------------- --------- ---------
                       MS Business Finance Corp. Systems Energy Resources, Inc. Project, Series 1999,
                                                    5.900% 05/01/22                                   1,500,000 1,525,290
                                                 ---------------------------------------------------- --------- ---------
                                      MT Forsyth Portland General, Series 1998 A,
                                                    5.200% 05/01/33                                     375,000   388,110
                                                 ---------------------------------------------------- --------- ---------
NC Wake County Industrial Facilities & Pollution Carolina Power & Light Co., Series 2002,
                     Control Financing Authority    5.375% 02/01/17                                   2,000,000 2,130,520
                                                 ---------------------------------------------------- --------- ---------
                                   NM Farmington Tucson Electric Power Co., Series 1997 A,
                                                    6.950% 10/01/20                                   2,000,000 2,087,040

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

UTILITIES - (continued)
Investor Owned - (continued)                                                                           Par ($)  Value ($)
------------------------------------------------ --------------------------------------------------- --------- ----------
NV Clark County Industrial Development Authority Nevada Power Co.:
                                                  Series 1995 B, AMT,
                                                    5.900% 10/01/30                                  2,135,000  2,135,619
                                                   Series 1997 A, AMT,
                                                    5.900% 11/01/32                                    750,000    750,262
                                                 Southern California Edison Co., Series 2000 A, AMT,
                                                    3.250% 06/01/31                                  1,000,000    973,350
                                                 --------------------------------------------------- --------- ----------
      NY Energy & Research Development Authority Brooklyn Union Gas Co., Series 2005 A, AMT,
                                                   Insured: FGIC
                                                    4.700% 02/01/24                                  1,250,000  1,258,237
                                                 --------------------------------------------------- --------- ----------
     PA Economic Development Financing Authority Reliant Energy, Inc., Series 2001 A, AMT,
                                                    6.750% 12/01/36                                    800,000    855,248
                                                 --------------------------------------------------- --------- ----------
 SC Berkeley County Pollution Control Facilities South Carolina Generating Co. Project, Series 2003,
                                       Authority    4.875% 10/01/14                                  1,500,000  1,570,065
                                                 --------------------------------------------------- --------- ----------
                       TX Brazos River Authority TXU Energy Co. LLC:
                                                  Series 1994, AMT,
                                                    5.400% 05/01/29                                  1,500,000  1,508,985
                                                   Series 2001 C, AMT,
                                                    5.750% 05/01/36                                    515,000    542,985
                                                   Series 2003 C, AMT,
                                                    6.750% 10/01/38                                  1,180,000  1,310,060
                                                 --------------------------------------------------- --------- ----------
   VA Pittsylvania County Industrial Development Virginia Electric & Power Co.,
                                       Authority  Series 1994 A, AMT:
                                                    7.450% 01/01/09                                  2,900,000  2,978,764
                                                    7.500% 01/01/14                                    500,000    513,730
                                                 --------------------------------------------------- --------- ----------
                              WY Campbell County Black Hills Power, Inc., Series 2004,
                                                    5.350% 10/01/24                                  3,250,000  3,364,270
                                                 --------------------------------------------------- --------- ----------
                              WY Converse County PacifiCorp, Series 1988,
                                                    3.900% 01/01/14                                  1,500,000  1,442,490
                                                 --------------------------------------------------- --------- ----------
                                                                                          Investor Owned Total 33,802,552
Joint Power Authority - 0.5%
                                                 --------------------------------------------------- --------- ----------
               NC Eastern Municipal Power Agency Series 1991 A,
                                                    6.500% 01/01/18                                  1,680,000  1,987,272
                                                 Series 2003 C,
                                                    5.375% 01/01/17                                  1,000,000  1,063,170
                                                 --------------------------------------------------- --------- ----------
                                                                                   Joint Power Authority Total  3,050,442
Municipal Electric - 4.0%
                                                 --------------------------------------------------- --------- ----------
                 GA Municipal Electric Authority Series 1991 V,
                                                    6.600% 01/01/18                                  3,300,000  3,926,868
                                                 --------------------------------------------------- --------- ----------
               MN Western Municipal Power Agency Series 2003 B,
                                                   Insured: MBIA
                                                    5.000% 01/01/15                                    500,000    543,795

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Bonds - (continued)

UTILITIES - (continued)
Municipal Electric - (continued)                                                                            Par ($)   Value ($)
--------------------------------------------------- ---------------------------------------------------- ---------- -----------
                     NY Long Island Power Authority Electric Systems Revenue,
                                                     Series 2003 A,
                                                       5.000% 06/01/09                                    2,000,000   2,093,860
                                                    Series 1998,
                                                       Insured: AMBAC
                                                         5.000% 04/01/10                                  2,000,000   2,119,520
                                                    ---------------------------------------------------- ---------- -----------
                        PR Electric Power Authority Series 1998 NN,
                                                       5.500% 07/01/20                                    1,005,000   1,130,655
                                                    ---------------------------------------------------- ---------- -----------
                  TX Lower Colorado River Authority Series 1999 A,
                                                      Insured: AMBAC
                                                       5.500% 05/15/21                                   15,000,000  16,000,800
                                                    ---------------------------------------------------- ---------- -----------
                                                                                           Municipal Electric Total  25,815,498
Water & Sewer - 1.7%
                                                    ---------------------------------------------------- ---------- -----------
AZ Gilbert Water Resources Municipal Property Corp. Wastewater Systems & Utilities Revenue, Series 2004,
                                                       4.900% 04/01/19                                    1,000,000   1,005,030
                                                    ---------------------------------------------------- ---------- -----------
                   CA Department of Water Resources Central Valley Project, Series 2002 X,
                                                     Insured: FGIC
                                                       5.500% 12/01/17                                    1,300,000   1,484,990
                                                    ---------------------------------------------------- ---------- -----------
                                        FL Key West Sewer Revenue, Series 2003,
                                                     Insured: FGIC
                                                       5.250% 10/01/18                                    1,000,000   1,088,810
                                                    ---------------------------------------------------- ---------- -----------
                      LA New Orleans Sewage Service Series 2005,
                                                       3.000% 07/26/06                                    2,750,000   2,665,905
                                                    ---------------------------------------------------- ---------- -----------
                        MS V Lakes Utility District Series 1994,
                                                       8.250% 07/15/24                                      400,000     367,640
                                                    ---------------------------------------------------- ---------- -----------
                NH Industrial Development Authority Pennichuck Water Works, Inc., Series 1988, AMT,
                                                       7.500% 07/01/18                                      410,000     467,306
                                                    ---------------------------------------------------- ---------- -----------
 PA Dauphin County Industrial Development Authority Dauphin Water Supply Co., Series 1992 A, AMT,
                                                       6.900% 06/01/24                                    3,200,000   4,069,408
                                                    ---------------------------------------------------- ---------- -----------
                                                                                                Water & Sewer Total  11,149,089
                                                                                                                    -----------
                                                                                                    UTILITIES TOTAL  82,584,324

                                                    Total Municipal Bonds
                                                    (cost of $602,348,315)                                          623,018,234
Municipal Preferred Stocks - 1.3%

HOUSING - 1.3%
Multi-Family - 1.3%
--------------------------------------------------- ---------------------------------------------------- ---------- -----------
                    Charter Mac Equity Issuer Trust AMT:
                                                       6.300% 04/30/19                                    1,000,000   1,098,180
                                                       6.625% 06/30/09 (g)                                2,000,000   2,139,800
                                                       7.600% 11/30/10 (g)                                1,500,000   1,687,755

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Municipal Preferred Stocks - (continued)

HOUSING - (continued)
Multi-Family - (continued)                                                                      Par ($) Value ($)
--------------------------------------------- ----------------------------------------------- --------- ---------
                GMAC Municipal Mortgage Trust AMT:
                                                 5.600% 10/31/39 (g)                          1,000,000 1,034,250
                                                 5.700% 10/31/40 (g)                          1,500,000 1,501,050
                                              ----------------------------------------------- --------- ---------
                                MuniMae Trust AMT,
                                                 5.800% 06/30/49 (g)                          1,000,000 1,031,750
                                              ----------------------------------------------- --------- ---------
                                                                                     Multi-Family Total 8,492,785
                                                                                                        ---------
                                                                                          HOUSING TOTAL 8,492,785

                                              Total Municipal Preferred Stocks
                                              (cost of $8,000,000)                                      8,492,785
Investment Company - 0.0%                                                                        Shares
--------------------------------------------- ----------------------------------------------- --------- ---------
                                              Dreyfus Tax-Exempt Cash Management Fund            11,471    11,471

                                              Total Investment Company
                                              (cost of $11,471)                                            11,471
Short-Term Obligations - 1.2%
VARIABLE RATE DEMAND NOTES (m) - 1.2%                                                           Par ($)
--------------------------------------------- ----------------------------------------------- --------- ---------
FL Orange County School Board Certificates of Series 2002 B,
                                Participation   Insured: MBIA
                                                 3.700% 08/01/27                                300,000   300,000
                                              ----------------------------------------------- --------- ---------
                         IA Finance Authority Village Court Associates, Series 1985 A,
                                                 3.580% 11/01/15                                600,000   600,000
                                              ----------------------------------------------- --------- ---------
      IA Woodbury County Educational Facility Siouxland Medical Educational Foundation, Inc.,
                                               Series 1996,
                                                 3.580% 11/01/16                              1,500,000 1,500,000
                                              ----------------------------------------------- --------- ---------
               IL Health Facilities Authority OSF Healthcare Systems, Series 2002,
                                               LOC: Fifth Third Bank,
                                                 3.700% 11/15/27                              1,200,000 1,200,000
                                              ----------------------------------------------- --------- ---------
       IN Health Facility Financing Authority Fayette Memorial Hospital Association, Inc.,
                                               Series 2002 A,
                                                LOC: US Bank N.A.,
                                                 3.800% 10/01/32                              1,670,000 1,670,000
                                              ----------------------------------------------- --------- ---------
         KY Breckinridge County Lease Program Series 2002,
                                               LOC: US Bank N.A.,
                                                 3.700% 02/01/32                                200,000   200,000
                                              ----------------------------------------------- --------- ---------
                           MN Brooklyn Center BCC Associates LLC, Series 2001,
                                                LOC: US Bank N.A.,
                                                 3.800% 12/01/14                                300,000   300,000
                                              ----------------------------------------------- --------- ---------
     MN Higher Education Facilities Authority St. Olaf College:
                                               Series 2000 5-H,
                                                 3.750% 10/01/30                                200,000   200,000
                                                Series 2002,
                                                 LOC: Harris Trust & Savings Bank,
                                                   3.750% 10/01/32                              900,000   900,000

See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Short-Term Obligations - (continued)

VARIABLE RATE DEMAND NOTES (m) - (continued)                       Par ($)       Value ($)
---------------------------------------------------------------- ---------     -----------
       MN Mankato Bethany Lutheran College, Inc., Series 2000 B,
                    LOC: Wells Fargo Bank,
                     3.800% 11/01/15                               400,000         400,000
                  ---------------------------------------------- ---------     -----------
MS Jackson County Chevron USA, Inc., Series 1993,
                     3.700% 06/01/23                               400,000         400,000
                  ---------------------------------------------- ---------     -----------
                                          VARIABLE RATE DEMAND NOTES TOTAL       7,670,000

                  Total Short-Term Obligations
                  (cost of $7,670,000)                                           7,670,000

                  Total Investments - 98.2%
                  (cost of 618,029,786) (n)                                    639,192,490

                  Other Assets & Liabilities, Net - 1.8%                        11,458,432

                  Net Assets - 100.0%                                          650,650,922

                                   NOTES TO INVESTMENT PORTFOLIO:
                                (a)Zero coupon bond.
                                (b)Denotes a restricted security, which is
                                   subject to registration with the SEC or is required to be exempted from such registration prior to resale. At December 31, 2005, the value of these securities amounted to $4,295,128, which represents 0.7% of net assets.

                                                                           ACQUISITION ACQUISITION
                        SECURITY                                              DATE        COST
                        --------------------------------------------------------------------------
                        CA Statewide Communities Development Authority,
                          Crossroads School of Arts & Sciences, Series 1998:
                           6.000% 08/01/28                                  08/21/98   $  275,000
                           6.000% 08/01/28                                  08/31/98      700,000
                        CA ABAG Finance Authority for Nonprofit Corps.,
                         Eskaton Gold River Lodge, Series 1998:
                           6.375% 11/15/15                                  07/30/98      577,084
                           6.375% 11/15/28                                  07/30/98      541,288
                        CA Statewide Communities Development Authority,
                          Eskaton Village -- Grass Valley, Series 2000,
                           8.250% 11/15/31                                  09/08/00    1,710,000
                                                                                       ----------
                                                                                       $3,803,372
                                                                                       ----------

                                (c)The issuer has filed for bankruptcy
                                   protection under Chapter 11, and is in
                                   default of certain debt covenants. Income is not being accrued. At December 31, 2005, the value of these securities amounted to $4,668, which represents less than 0.1% of net assets.
                                (d)Represents fair value as determined in good
                                   faith under procedures approved by the Board of Trustees.
                                (e)The issuer is in default of certain debt
                                   covenants. Income is not being fully
                                   accrued. At December 31, 2005, the value of these securities amounted to $202,500, which represents less than 0.1% of net assets.
                                (f)The issuer is in default of certain debt
                                   covenants. Income is not being accrued. At
                                   December 31, 2005, the value of these
                                   securities amounted to $420,364, which
                                   represents 0.1% of net assets.
                                (g)Security exempt from registration pursuant
                                   to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities, which did not include any illiquid securities except for the following, amounted to $38,297,727, which represents 5.9% of net assets.

                                See Accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund


                                 ACQUISITION          ACQUISITION
     SECURITY                       DATE       PAR       COST      VALUE
     ---------------------------------------------------------------------
     Resolution Trust Corp.,
      Pass-Through Certificates,
        Series 1993 A,
         8.500% 12/01/16          11/12/93   $455,481  $463,388   $448,981

                                 (h)The Fund has been informed that each issuer
                                    has placed direct obligations of the U.S.
                                    Government in an irrevocable trust, solely for the payment of principal and interest.
                                 (i)The security or a portion of the security
                                    is pledged as collateral for open futures contracts. At December 31, 2005, the total market value of securities pledged amounted to $1,700,199.
                                 (j)The interest rate shown on floating rate or
                                    variable rate securities reflects the rate at December 31, 2005.
                                 (k)The issuer has filed for bankruptcy
                                    protection under Chapter 11. Income is
                                    being accrued. At December 31, 2005, the value of this security represents 0.5% of net assets.
                                 (l)The issuer has filed for bankruptcy
                                    protection under Chapter 11, and is in
                                    default of certain debt covenants. Income is being accrued. At December 31, 2005, the value of these securities amounted to $1,463,347, which represents 0.2% of net assets.
                                 (m)Variable rate demand notes. These
                                    securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflect the rates at December 31, 2005.
                                 (n)Cost for federal income tax purposes is
                                    $617,636,644.

At December 31, 2005, the Fund held the following open short futures contract:
                      Number of             Aggregate   Expiration  Unrealized
        Type          Contracts    Value    Face Value     Date    Depreciation
-------------------------------------------------------------------------------
10-Year U.S. Treasury
 Notes                   389    $42,559,031 $42,198,282  Mar-2006   $(360,749)
U.S. Treasury Bonds      247     28,204,313  27,701,236  Mar-2006    (503,077)
                                                                    ---------
                                                                    $(863,826)
                                                                    ---------

                At December 31, 2005, the composition of the Fund by Revenue Source is as follows:
                REVENUE SOURCE                                    % OF NET ASSETS
                ----------------------------------------------------------------------------------
                Health Care                                             24.5%
                Tax-Backed                                              16.7
                Utilities                                               12.7
                Housing                                                 13.1
                Other                                                    9.4
                Transportation                                           6.5
                Industrials                                              5.5
                Education                                                4.6
                Other Revenue                                            2.5
                Resource Recovery                                        1.5
                Investment Company                                       0.0*
                Short-Term Obligations                                   1.2
                Other Assets & Liabilities, Net                          1.8
                                                                       -----
                                                                       100.0%
                                                                       -----

                                 * Rounds to less than 0.1%.

                ACRONYM NAME
                ------------------------------------------------
                 ABAG   Association of Bay Area Governments
                 AMBAC  Ambac Assurance Corp.
                 AMT    Alternative Minimum Tax
                 FGIC   Financial Guaranty Insurance Co.
                 FHA    Federal Housing Administration
                 FHLMC  Federal Home Loan Mortgage Corp.
                 FSA    Financial Security Assurance, Inc.
                 GNMA   Government National Mortgage Association
                 LOC    Letter of Credit
                 MBIA   MBIA Insurance Corp.
                 RAD    Radian Asset Assurance, Inc.

See Accompanying Notes to Financial Statements.

          STATEMENT OF ASSETS AND LIABILITIES
                                              -----------------------
          December 31, 2005 (Unaudited)          Columbia High Yield
                                                      Municipal Fund

                                                                                            ($)
------------------------- -------------------------------------------------------- -----------
                   Assets Investments, at cost                                     618,029,786
                                                                                   -----------
                          Investments, at value                                    639,192,490
                          Cash                                                         102,859
                          Receivable for:
                            Fund shares sold                                         4,508,679
                            Interest                                                 9,489,622
                            Futures variation margin                                   128,610
                          Deferred Trustees' compensation plan                          23,664
                                                                                   -----------
                             Total Assets                                          653,445,924
                          -------------------------------------------------------- -----------
              Liabilities Payable for:
                            Fund shares repurchased                                    597,608
                            Distributions                                            1,814,069
                            Investment advisory fee                                    217,752
                            Administration fee                                          58,949
                            Transfer agent fee                                           2,483
                            Pricing and bookkeeping fees                                 7,408
                            Custody fee                                                    930
                            Distribution and service fees                               44,526
                            Chief compliance officer expenses                            3,232
                          Deferred Trustees' fees                                       23,664
                          Other liabilities                                             24,381
                                                                                   -----------
                             Total Liabilities                                       2,795,002

                                                                        Net Assets 650,650,922
                          -------------------------------------------------------- -----------
Composition of Net Assets Paid-in capital                                          659,604,747
                          Undistributed net investment income                          925,309
                          Accumulated net realized loss                            (30,178,012)
                          Net unrealized appreciation (depreciation) on:
                            Investments                                             21,162,704
                            Futures contracts                                         (863,826)
                                                                                   -----------
                                                                        Net Assets 650,650,922
                          -------------------------------------------------------- -----------
                  Class A Net assets                                                90,925,467
                          Shares outstanding                                         8,018,668
                          Net asset value per share                                   11.34(a)
                          Maximum offering price per share ($11.34/0.9525)            11.91(b)
                          -------------------------------------------------------- -----------
                  Class B Net assets                                                29,321,891
                          Shares outstanding                                         2,585,948
                          Net asset value and offering price per share                11.34(a)
                          -------------------------------------------------------- -----------
                  Class C Net assets                                                14,654,867
                          Shares outstanding                                         1,292,405
                          Net asset value and offering price per share                11.34(a)
                          -------------------------------------------------------- -----------
                  Class Z Net assets                                               515,748,697
                          Shares outstanding                                        45,484,156
                          Net asset value, offering and redemption price per share       11.34

                                (a)Redemption price per share is equal to net
                                   asset value less any applicable contingent deferred sales charge.
                                (b)On sales of $50,000 or more the offering
                                   price is reduced.

                                See Accompanying Notes to Financial Statements.

 STATEMENT OF OPERATIONS
                                                        -----------------------
 For the Six Months Ended December 31, 2005 (Unaudited)    Columbia High Yield
                                                                Municipal Fund

                                                                                                               ($)
--------------------------------------- -------------------------------------------------------------- ----------
                      Investment Income Interest                                                       16,877,176
                                        Dividends                                                           1,892
                                                                                                       ----------
                                          Total Investment Income                                      16,879,068
                                        -------------------------------------------------------------- ----------
                               Expenses Investment advisory fee                                         1,274,507
                                        Administration fee                                                346,983
                                        Distribution fee:
                                          Class B                                                         115,429
                                          Class C                                                          53,584
                                        Service fee:
                                          Class A                                                          93,257
                                          Class B                                                          30,781
                                          Class C                                                          14,289
                                        Transfer agent fee                                                109,101
                                        Pricing and bookkeeping fees                                      103,411
                                        Trustees' fees                                                      8,286
                                        Custody fee                                                        15,545
                                        Chief compliance officer expenses (See Note 4)                      4,748
                                        Non-recurring costs (See Note 8)                                    4,682
                                        Other expenses                                                    136,363
                                                                                                       ----------
                                          Total Expenses                                                2,310,966
                                        Fees waived by Transfer Agent                                      (9,921)
                                        Fees waived by Distributor - Class C                              (10,717)
                                        Non-recurring costs assumed by Investment Advisor (See Note 8)     (4,682)
                                        Custody earnings credit                                            (3,275)
                                                                                                       ----------
                                          Net Expenses                                                  2,282,371
                                                                                                       ----------
                                        Net Investment Income                                          14,596,697
                                        -------------------------------------------------------------- ----------
Net Realized and Unrealized Gain (Loss) Net realized gain on:
   on Investments and Futures Contracts   Investments                                                     282,213
                                          Futures contracts                                             3,362,506
                                                                                                       ----------
                                           Net realized gain                                            3,644,719
                                        Net change in unrealized appreciation (depreciation) on:
                                          Investments                                                  (6,870,999)
                                          Futures contracts                                               634,539
                                                                                                       ----------
                                           Net change in unrealized appreciation (depreciation)        (6,236,460)
                                                                                                       ----------
                                        Net Loss                                                       (2,591,741)
                                                                                                       ----------
                                        Net Increase in Net Assets from Operations                     12,004,956

See Accompanying Notes to Financial Statements.

           STATEMENT OF CHANGES IN NET ASSETS
                                              -----------------------
                                                 Columbia High Yield
                                                      Municipal Fund

                                                                                            (Unaudited)
                                                                                             Six months       Year
                                                                                               Ended         Ended
                                                                                            December 31,    June 30,
Increase (Decrease) in Net Assets:                                                            2005 ($)      2005 ($)
-------------------------------------- ---------------------------------------------------- ------------  -----------
                            Operations Net investment income                                  14,596,697   25,057,062
                                       Net realized gain (loss) on investments and futures
                                       contracts                                               3,644,719  (11,520,139)
                                       Net change in unrealized appreciation (depreciation)
                                       on investments and futures contracts                   (6,236,460)  30,397,298
                                                                                            ------------  -----------
                                       Net Increase from Operations                           12,004,956   43,934,221
                                       ---------------------------------------------------- ------------  -----------
Distributions Declared to Shareholders From net investment income:
                                         Class A                                              (2,138,145)  (4,039,490)
                                         Class B                                                (590,165)  (1,451,136)
                                         Class C                                                (284,308)    (514,762)
                                         Class Z                                             (11,503,406) (18,981,629)
                                                                                            ------------  -----------
                                       Total Distributions Declared to Shareholders          (14,516,024) (24,987,017)
                                       ---------------------------------------------------- ------------  -----------
                    Share Transactions Class A:
                                         Subscriptions                                         8,218,964   24,413,595
                                         Distributions reinvested                              1,068,857    2,014,069
                                         Redemptions                                          (9,415,587) (15,795,139)
                                                                                            ------------  -----------
                                          Net Increase (Decrease)                               (127,766)  10,632,525
                                       Class B:
                                         Subscriptions                                           692,447    3,883,850
                                         Distributions reinvested                                272,864      690,077
                                         Redemptions                                          (4,323,608) (12,256,354)
                                                                                            ------------  -----------
                                          Net Decrease                                        (3,358,297)  (7,682,427)
                                       Class C:
                                         Subscriptions                                         2,181,246    4,326,866
                                         Distributions reinvested                                139,810      231,237
                                         Redemptions                                          (1,197,830)  (1,890,906)
                                                                                            ------------  -----------
                                          Net Increase                                         1,123,226    2,667,197
                                       Class Z:
                                         Subscriptions                                       104,754,709  155,603,726
                                         Distributions reinvested                              2,842,388    6,059,174
                                         Redemptions                                         (37,903,776) (69,107,309)
                                                                                            ------------  -----------
                                          Net Increase                                        69,693,321   92,555,591
                                       Net Increase from Share Transactions                   67,330,484   98,172,886
                                                                                            ------------  -----------
                                           Total Increase in Net Assets                       64,819,416  117,120,090
                                       ---------------------------------------------------- ------------  -----------
                            Net Assets Beginning of period                                   585,831,506  468,711,416
                                       End of period                                         650,650,922  585,831,506
                                       Undistributed net investment income
                                        at end of period                                         925,309      844,636

                                See Accompanying Notes to Financial Statements.

                             -----------------------
                                Columbia High Yield
                                     Municipal Fund

                                                         (Unaudited)
                                                          Six months      Year
                                                            Ended        Ended
                                                         December 31,   June 30,
                                                             2005         2005
----------------- -------------------------------------  ------------  ----------
Changes in Shares Class A:
                    Subscriptions                             724,533   2,168,016
                    Issued for distributions reinvested        94,348     178,946
                    Redemptions                              (831,719) (1,405,266)
                                                         ------------  ----------
                     Net Increase (Decrease)                  (12,838)    941,696
                  Class B:
                    Subscriptions                              61,086     345,103
                    Issued for distributions reinvested        24,082      61,363
                    Redemptions                              (381,308) (1,090,001)
                                                         ------------  ----------
                     Net Decrease                            (296,140)   (683,535)
                  Class C:
                    Subscriptions                             192,610     384,643
                    Issued for distributions reinvested        12,344      20,544
                    Redemptions                              (106,032)   (167,685)
                                                         ------------  ----------
                     Net Increase                              98,922     237,502
                  Class Z:
                    Subscriptions                           9,249,011  13,801,567
                    Issued for distributions reinvested       250,868     538,636
                    Redemptions                            (3,347,396) (6,145,800)
                                                         ------------  ----------
                     Net Increase                           6,152,483   8,194,403

See Accompanying Notes to Financial Statements.

                  FINANCIAL HIGHLIGHTS
                                       -----------------------
                                          Columbia High Yield
                                               Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                         Six Months
                                                           Ended
                                                        December 31,                   Year Ended June 30,
                                                            2005          ---------------------------------------------
Class A Shares                                         ------------         2005         2004         2003          2002
--------------------------------------------------------                --------------------------------------------------------
Net Asset Value, Beginning of Period                     $ 11.39          $ 10.96      $ 11.25      $ 11.26      $11.13

--------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                   0.26             0.54         0.56         0.60        0.61(c)
Net realized and unrealized gain (loss) on investments
and futures contracts                                      (0.05)            0.43        (0.33)        0.11        0.15(c)
                                                       ------------       -------      -------      -------      ------
Total from Investment Operations                            0.21             0.97         0.23         0.71        0.76

--------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                 (0.26)           (0.54)       (0.52)       (0.72)      (0.63)

--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $ 11.34          $ 11.39      $ 10.96      $ 11.25      $11.26
Total return (d)                                            1.88%(e)(f)      9.00%        2.10%        6.58%       6.93%

--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)                                                0.84%(h)         0.87%        0.89%        1.07%       1.13%
Net investment income (g)                                   4.61%(h)         4.79%        5.04%        5.39%       5.41%(c)
Waiver/reimbursement                                          --%(h)(i)        --           --           --          --
Portfolio turnover rate                                        2%(e)            7%          10%          17%         16%(j)
Net assets, end of period (000's)                        $90,925          $91,470      $77,738      $78,335      $   42

--------------------------------------------------------------------------------------------------------------------------------

                                                         Period
                                                         Ended
                                                        June 30,
                                                        2001(a)
Class A Shares                                         --------
-------------------------------------------------------
Net Asset Value, Beginning of Period                    $11.11

------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                 0.58
Net realized and unrealized gain (loss) on investments
and futures contracts                                     0.01
                                                       --------
Total from Investment Operations                          0.59

------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                               (0.57)

------------------------------------------------------------------
Net Asset Value, End of Period                          $11.13
Total return (d)                                          5.42%(e)

------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)                                              1.06%(h)
Net investment income (g)                                 5.65%(h)
Waiver/reimbursement                                        --
Portfolio turnover rate                                     16%(j)
Net assets, end of period (000's)                       $    1

------------------------------------------------------------------

(a)Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.37% to 5.41%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits had an impact of less than 0.01%.
(h)Annualized.
(i)Rounds to less than 0.1%.
(j)Portfolio turnover rate disclosed is for the SR&F High-Yield Municipals Portfolio.

                                See Accompanying Notes to Financial Statements.

                            -----------------------
                               Columbia High Yield
                                    Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                        (Unaudited)
                                                         Six Months                                 Period
                                                           Ended                                    Ended
                                                        December 31,      Year Ended June 30,      June 30,
                                                            2005          ------------------       2003(a)
Class B Shares                                         ------------         2005         2004     --------
--------------------------------------------------------                --------------------------
Net Asset Value, Beginning of Period                     $ 11.39          $ 10.96      $ 11.25    $ 11.31

-------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                   0.22             0.46         0.48       0.51
Net realized and unrealized gain (loss) on investments
and futures contracts                                      (0.05)            0.42        (0.33)      0.05
                                                       ------------       -------      -------    --------
Total from Investment Operations                            0.17             0.88         0.15       0.56

-------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                 (0.22)           (0.45)       (0.44)     (0.62)

-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $ 11.34          $ 11.39      $ 10.96    $ 11.25
Total return (c)                                            1.50%(d)(e)      8.19%        1.33%      5.14%(d)

-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                1.59%(g)         1.62%        1.64%      1.81%(g)
Net investment income (f)                                   3.86%(g)         4.04%        4.29%      4.70%(g)
Waiver/reimbursement                                          --%(g)(h)        --           --         --
Portfolio turnover rate                                        2%(d)            7%          10%        17%
Net assets, end of period (000's)                        $29,322          $32,824      $39,097    $51,292

-------------------------------------------------------------------------------------------------------------

(a)Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Not annualized.
(e)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.
(h)Rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

                            -----------------------
                               Columbia High Yield
                                    Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                           (Unaudited)
                                                            Six Months                               Period
                                                              Ended                                  Ended
                                                           December 31,    Year Ended June 30,      June 30,
                                                               2005        ------------------       2003(a)
Class C Shares                                             ------------      2005         2004     --------
------------------------------------------------------------             --------------------------
Net Asset Value, Beginning of Period                         $ 11.39       $ 10.96      $ 11.25     $11.31

--------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                                       0.23          0.47         0.49       0.51
Net realized and unrealized gain (loss) on investments and
futures contracts                                              (0.05)         0.43        (0.32)      0.07
                                                           ------------    -------      -------    --------
Total from Investment Operations                                0.18          0.90         0.17       0.58

--------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                                     (0.23)        (0.47)       (0.46)     (0.64)

--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $ 11.34       $ 11.39      $ 10.96     $11.25
Total return (c)(d)                                             1.58%(e)      8.35%        1.48%      5.29%(e)

--------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (f)                                                    1.44%(g)      1.47%        1.49%      1.67%(g)
Net investment income (f)                                       4.01%(g)      4.19%        4.44%      4.75%(g)
Waiver/reimbursement                                            0.15%(g)      0.15%        0.15%      0.15%(g)
Portfolio turnover rate                                            2%(e)         7%          10%        17%
Net assets, end of period (000's)                            $14,655       $13,593      $10,482     $9,110

--------------------------------------------------------------------------------------------------------------

(a)Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d)Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.
(e)Not annualized.
(f)The benefits derived from custody credits had an impact of less than 0.01%.
(g)Annualized.

                                See Accompanying Notes to Financial Statements.

                            -----------------------
                               Columbia High Yield
                                    Municipal Fund

Selected data for a share outstanding throughout each period is as follows:

                                                 (Unaudited)
                                                  Six Months
                                                    Ended
                                                 December 31,                             Year Ended June 30,
                                                     2005           ----------------------------------------------------------
Class Z Shares                                  ------------          2005          2004         2003(a)          2002
-------------------------------------------------                 -------------------------------------------------------------
Net Asset Value, Beginning of Period              $  11.39          $  10.96      $  11.25      $  11.26      $  11.12

-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                             0.27              0.56          0.58          0.63          0.64(c)
Net realized and unrealized gain (loss) on
investments and futures contracts                    (0.05)             0.43         (0.32)         0.11          0.15(c)
                                                ------------        --------      --------      --------      --------
Total from Investment Operations                      0.22              0.99          0.26          0.74          0.79

-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                           (0.27)            (0.56)        (0.55)        (0.75)        (0.65)

-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                    $  11.34          $  11.39      $  10.96      $  11.25      $  11.26
Total return (d)                                      1.99%(e)(f)       9.22%         2.33%         6.82%         7.30%

-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)                                          0.64%(h)          0.67%         0.69%         0.86%         0.88%
Net investment income (g)                             4.81%(h)          4.99%         5.24%         5.59%         5.66%(c)
Waiver/reimbursement                                    --%(h)(i)         --            --            --            --
Portfolio turnover rate                                  2%(e)             7%           10%           17%           16%(j)
Net assets, end of period (000's)                 $515,749          $447,945      $341,394      $244,784      $213,271

-------------------------------------------------------------------------------------------------------------------------------




                                                -
Class Z Shares                                      2001
------------------------------------------------------------
Net Asset Value, Beginning of Period            $  11.04

------------------------------------------------------------
Income from Investment Operations:
Net investment income (b)                           0.65
Net realized and unrealized gain (loss) on
investments and futures contracts                   0.08
                                                --------
Total from Investment Operations                    0.73

------------------------------------------------------------
Less Distributions Declared to Shareholders:
From net investment income                         (0.65)

------------------------------------------------------------
Net Asset Value, End of Period                  $  11.12
Total return (d)                                    6.78%

------------------------------------------------------------
Ratios to Average Net Assets/Supplemental Data:
Expenses (g)                                        0.81%
Net investment income (g)                           5.86%
Waiver/reimbursement                                  --
Portfolio turnover rate                               16%(j)
Net assets, end of period (000's)               $224,950

------------------------------------------------------------

(a)On July 15, 2002, the existing Fund Class S shares were redesignated Class Z shares.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002 was to increase the ratio of net investment income to average net assets from 5.62% to 5.66%. The impact to the net investment income and the net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Not annualized.
(f)Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.
(g)The benefits derived from custody credits had an impact of less than 0.01%.
(h)Annualized.
(i)Rounds to less than 0.1%.
(j)Portfolio turnover rate disclosed is for the SR&F High-Yield Municipals Portfolio.

See Accompanying Notes to Financial Statements.

             NOTES TO FINANCIAL STATEMENTS
                                           -----------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

Note 1. Organization

Columbia High Yield Municipal Fund (the "Fund"), a series of Columbia Fund Series Trust I, formerly Columbia Funds Trust IX, (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal

The Fund seeks a high level of total return consisting of current income exempt from federal income tax and opportunities for capital appreciation.

Fund Shares

The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund


Futures Contracts

The Fund may invest in municipal and U.S. Treasury futures contracts. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or
(3) an inaccurate prediction by Columbia Management Advisors, LLC of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

Income Recognition

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of the security with a corresponding increase in the cost basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Dividend income is recorded on the ex-date.

Determination of Class Net Asset Values

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended June 30, 2005 was as follows:

                      Distributions Paid From:
                      ------------------------------------
                       Tax-Exempt Income       $24,945,098
                      ------------------------------------
                       Ordinary Income*             41,919
                      ------------------------------------
                       Long-Term Capital Gains          --
                      ------------------------------------

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund


Unrealized appreciation and depreciation at December 31, 2005, based on cost of investments for federal income tax purposes, was:

                   Unrealized appreciation      $ 28,527,660
                   Unrealized depreciation        (6,971,814)
                                                ------------
                    Net unrealized appreciation $ 21,555,846
                   ------------------------------------------

The following capital loss carryforwards, determined as of June 30, 2005, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                            Year of    Capital Loss
                            Expiration Carryforward
                            -----------------------
                            2006         $5,933,974
                            2007          1,931,613
                            2008          2,738,332
                            2009          1,928,565
                            2010          1,780,434
                            2011            697,947
                            2012          1,587,432
                            2013          5,621,572
                                       ------------
                             Total      $22,219,869
                            -----------------------

Of the capital loss carryforwards attributable to the Fund, $6,846,435 ($1,931,613 will expire on June 30, 2007, $2,738,332 will expire on June 30, 2008, $1,081,414 will expire on June 30, 2009 and $1,095,076 will expire on
June 30, 2010) was obtained in the merger with Liberty High Yield Municipal Fund. Utilization of these losses could be subject to limitations imposed by the Internal Revenue Code.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect wholly owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Prior to September 30, 2005, Columbia Management Advisors, Inc. was the investment advisor to the Fund under the same fee structure. On
September 30, 2005, Columbia Management Advisors, Inc. merged into Banc of America Capital Management, LLC. At that time, the investment advisor was then renamed Columbia Management Advisors, LLC. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                  Average Daily Net Assets     Annual Fee Rate
                  --------------------------------------------
                  First $100 million               0.450%
                  --------------------------------------------
                  $100 million to $200 million     0.425%
                  --------------------------------------------
                  Over $200 million                0.400%
                  --------------------------------------------

For the six months ended December 31, 2005, the Fund's annualized effective investment advisory fee rate was 0.41%.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

                  Average Daily Net Assets     Annual Fee Rate
                  --------------------------------------------
                  First $100 million               0.150%
                  --------------------------------------------
                  $100 million to $200 million     0.125%
                  --------------------------------------------
                  Over $200 million                0.100%
                  --------------------------------------------

For the six months ended December 31, 2005, the Fund's annualized effective administration fee rate was 0.11%.

Pricing and Bookkeeping Fees

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Corporation ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee shall not exceed $140,000.

Prior to November 1, 2005, Columbia received from the Fund an annual fee of $10,000 paid monthly, and in any month that the Fund's average daily net assets exceeded $50 million, an additional monthly fee, calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund


The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended December 31, 2005, the Fund's annualized effective pricing and bookkeeping rate, inclusive of out-of-pocket expenses, was 0.033%.

Transfer Agent Fee

Columbia Management Services, Inc. (formerly Columbia Funds Services, Inc.) (the "Transfer Agent"), an affiliate of Columbia and a wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $15.23 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

Prior to November 1, 2005, the Transfer Agent received a fee, paid monthly at the annual rate of $28.00 per open account and was reimbursed for certain out-of-pocket expenses. For the period September 1, 2005 through October 31, 2005, the Transfer Agent voluntarily waived fees of $9,921 for the Fund.

For the six months ended December 31, 2005, the Fund's annualized effective transfer agent fee rate, net of fee waivers, was 0.03%.

Underwriting Discounts, Service and Distribution Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and a wholly owned subsidiary of BOA, is the principal underwriter of the Fund. On August 22, 2005, Columbia Funds Distributor, Inc. was renamed Columbia Management Distributors, Inc. For the six months ended December 31, 2005, the Distributor has retained net underwriting discounts of $7,861 on sales of the Fund's Class A shares and received net CDSC of $5, $29,931 and $1,318 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor. The service fee is equal to 0.20% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees

All officers of the Fund, with the exception of the fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, will pay its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund


Other

Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended December 31, 2005, the Fund paid $1,000 to Columbia for such services. This amount is included in "Other expenses" on the Statement of Operations.

Note 5. Purchases and Sales of Securities

For the six months ended December 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $88,197,860 and $14,416,662, respectively.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended December 31, 2005, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of December 31, 2005, the Fund had shareholders whose shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund. The number of such accounts and the percentage of shares of beneficial interest outstanding held therein are as follows:

                          Number of     % of Shares
                         Shareholders Outstanding Held
                         -----------------------------
                         1                       53.2%
                         -----------------------------

Note 8. Disclosure of Significant Risks and Contingencies

Municipal Bond Tax Status

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Concentration of Credit Risk

The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. Each of the Fund's insurers is rated Aaa by Moody's Investors Services, Inc., except for Radian Asset Assurance, Inc. which is rated Aa3. At December 31, 2005, private insurers who insured greater than 5% of the total investments of the Fund were as follows:

                                                   % of Total
                              Insurer              Investment
                  -------------------------------------------
                  Ambac Assurance Corp.               7.4%
                  -------------------------------------------
                  MBIA Insurance Corp.                8.5
                  -------------------------------------------
                  Financial Guaranty Insurance Co.    5.4
                  -------------------------------------------

Geographic Concentration

The Fund has greater than 5% of its total investments at December 31, 2005 invested in debt obligations issued by the states of California, Florida, Massachusetts, New York and Texas and their respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the states' municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

High-Yield Securities

Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund

higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce certain Columbia Funds (including the former Nations Funds) and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and agreed to by the staff of the SEC. The independent distribution consultant has been in consultation with the Staff, and he has submitted a draft proposed plan of distribution, but has not yet submitted a final proposed plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

--------------------------------------------------------------------------------
             December 31, 2005 (Unaudited)    Columbia High Yield
                                                   Municipal Fund


On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On November 3, 2005, the U.S. District Court for the District of Maryland dismissed the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 (ICA) and the state law claims against Columbia and others. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and
Section 36(b) of the ICA were not dismissed.

On March 21, 2005 purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

The MDL is ongoing. Accordingly, an estimate of the financial impact of the litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purpose. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal on December 30, 2005 and this appeal is pending.

For the six months ended December 31, 2005, Columbia has assumed $4,682 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

The Advisory Fees and Expenses Committee of the Board of Trustees meets one or more times annually, usually in late summer, to review the advisory agreements (collectively, the "Agreements") of the funds for which the Trustees serve as trustees or directors (each a "fund") and determine whether to recommend that the full Board approve the continuation of the Agreements for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements. In addition, the Board, including the Independent Trustees, considers matters bearing on the Agreements at most of its other meetings throughout the year and meets regularly with the heads of each investment area within Columbia. The Trustees also meet with selected fund portfolio managers at various times throughout the year.

The Trustees receive and review all materials that they, their legal counsel or Columbia, the funds' investment adviser, believe to be reasonably necessary for the Trustees to evaluate the Agreements and determine whether to approve the continuation of the Agreements. Those materials generally include, among other items, (i) information on the investment performance of each fund relative to the performance of peer groups of mutual funds and the fund's performance benchmarks, (ii) information on each fund's advisory fees and other expenses, including information comparing the fund's expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints," (iii) sales and redemption data, (iv) information about the profitability of the Agreements to Columbia, and potential "fall-out" or ancillary benefits that Columbia and its affiliates may receive as a result of their relationships with the funds and (v) information obtained through Columbia's response to a questionnaire prepared at the request of the Trustees by counsel to the funds and independent legal counsel to the Independent Trustees. The Trustees also consider other information such as (vi) Columbia's financial results and financial condition, (vii) each fund's investment objective and strategies and the size, education and experience of Columbia's investment staffs and their use of technology, external research and trading cost measurement tools, (viii) the allocation of the funds' brokerage, if any, including allocations to brokers affiliated with Columbia and the use of "soft" commission dollars to pay fund expenses and to pay for research products and services, (ix) Columbia's resources devoted to, and its record of compliance with, the funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies, (x) Columbia's response to various legal and regulatory proceedings since 2003 and (xi) the economic outlook generally and for the mutual fund industry in particular. In addition, the Trustees confer with their independent fee consultant and review materials relating to the Agreements that the independent fee consultant provides. Throughout the process, the Trustees have the opportunity to ask questions of and request additional materials from Columbia and to consult independent legal counsel to the Independent Trustees.

The Board of Trustees most recently approved the continuation of the Agreements at its October, 2005 meeting, following meetings of the Advisory Fees and Expenses Committee held in August, September, and October, 2005. In considering whether to approve the continuation of the Agreements, the Trustees, including the Independent Trustees, did not identify any single factor as determinative, and each weighed various factors as he or she deemed appropriate. The Trustees considered the following matters in connection with their approval of the continuation of the Agreements:

The nature, extent and quality of the services provided to the funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by Columbia and its affiliates to the funds and the resources dedicated to the funds by Columbia and its affiliates. Among other things, the Trustees considered (i) Columbia's ability, including its resources, compensation programs for personnel involved in fund management, reputation and other attributes, to attract and retain highly qualified research, advisory and supervisory investment professionals; (ii) the portfolio management services provided by those investment professionals; and (iii) the trade execution services provided on behalf of the funds. For each fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering exposure to a variety of asset classes and investment disciplines and providing for a variety of fund and shareholder services. After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the

      BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS
                                                                         -
                                        Columbia High Yield Municipal Fund

--------------------------------------------------------------------------------
                                Columbia High Yield
                                     Municipal Fund

nature, extent and quality of services provided supported the continuation of the Agreements.

Investment performance of the funds and Columbia. The Trustees reviewed information about the performance of each fund over various time periods, including information prepared by an independent third party that compared the performance of each fund to the performance of peer groups of mutual funds and performance benchmarks. The Trustees also reviewed a description of the third party's methodology for identifying each fund's peer group for purposes of performance and expense comparisons. The Trustees also considered additional information that the Advisory Fees and Expenses Committee requested from Columbia relating to funds that presented relatively weaker performance and/or relatively higher expenses.

In the case of each fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods, the Trustees concluded that other factors relevant to performance were sufficient, in light of other considerations, to warrant continuation of the fund's Agreements. Those factors varied from fund to fund, but included one or more of the following: (i) that the fund's performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the fund's investment strategy and policies and that the fund was performing as expected, given market conditions and the fund's investment strategy; (iii) that the fund's performance was competitive when compared to other relevant performance benchmarks or peer groups;
(iv) that Columbia had taken or was taking steps designed to help improve the fund's investment performance, including, but not limited to, replacing portfolio managers or modifying investment strategies; (v) that the fund's advisory fee had recently been, or was proposed to be, reduced, with the goal of helping the fund's net return to shareholders become more competitive; and
(vi) that other fund expenses, such as transfer agency or fund accounting fees, have recently been reduced, with the goal of helping the fund's net return to shareholders become more competitive.

The Trustees also considered Columbia's performance and reputation generally, the funds' performance as a fund family generally, and Columbia's historical responsiveness to Trustee concerns about performance and Columbia's willingness to take steps intended to improve performance.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of each fund and Columbia was sufficient, in light of other considerations, to warrant the continuation of the Agreements.

The costs of the services provided and profits realized by Columbia and its affiliates from their relationships with the funds. The Trustees considered the fees charged to the funds for advisory services as well as the total expense levels of the funds. That information included comparisons (provided both by management and by an independent third party) of the funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by Columbia to comparable accounts. In considering the fees charged to comparable accounts, the Trustees took into account, among other things, management's representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual funds and distribute mutual fund shares. In evaluating each fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of the fund. The Trustees considered reductions in advisory fee rates, implementation of advisory fee breakpoints, institution of advisory fee waivers, and reductions of expense caps, which benefited a number of the funds. Furthermore, the Trustees considered the projected impact on expenses resulting from the overall cost reductions that management anticipated would result from the shift to a common group of service providers for transfer agency, fund accounting and custody services for mutual funds advised by Bank of America affiliates. The Trustees also noted management's stated justification for the fees charged to the funds, which included information about the performance of the funds, the services provided to the funds and management's view as to why it was appropriate that some funds bear advisory fees or total expenses greater than their peer group medians.

The Trustees also considered the compensation directly or indirectly received by Columbia and its affiliates from their relationships with the funds. The Trustees reviewed information provided by management as to the profitability to Columbia and its affiliates of their relationships with the funds, and

--------------------------------------------------------------------------------
                                Columbia High Yield
                                     Municipal Fund

information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered court cases in which adviser profitability was an issue in whole or in part, the performance of the relevant funds, the expense levels of the funds, and whether Columbia had implemented breakpoints and/or expense caps with respect to the funds.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the funds were fair and reasonable, and that the costs of the advisory services generally, and the related profitability to Columbia and its affiliates of their relationships with the funds, supported the continuation of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by Columbia to each fund and whether those economies were shared with the fund through breakpoints in the investment advisory fees or other means, such as expense waivers. The Trustees noted that many of the funds benefited from breakpoints, expense caps, or both. In considering those issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to Columbia and its affiliates of their relationships with the funds, as discussed above.

After reviewing those and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the funds supported the continuation of the Agreements.

Other Factors. The Trustees also considered other factors, which included but were not limited to the following:

.. the extent to which each fund had operated in accordance with its investment objective and its record of compliance with its investment restrictions, and the compliance programs of the funds and Columbia. They also considered the compliance-related resources that Columbia and its affiliates were providing to the funds.

.. the nature, quality, cost and extent of administrative and shareholder services performed by Columbia and its affiliates, both under the Agreements and under separate agreements for the provision of transfer agency and administrative services.

.. so-called "fall-out benefits" to Columbia, such as the engagement of its affiliates to provide distribution, brokerage and transfer agency services to the funds, and the benefits of research made available to Columbia by reason of brokerage commissions generated by the funds' securities transactions, as well as possible conflicts of interest associated with those fall-out and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor those possible conflicts of interest.

.. the draft report provided by the independent fee consultant, which included information about and analysis of the funds' fees, expenses and performance.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel and the independent fee consultant, the Trustees, including the Independent Trustees, approved the continuance of each of the Agreements through October 31, 2006.

      SUMMARY OF MANAGEMENT FEE EVALUATION BY INDEPENDENT FEE CONSULTANT
                                                                         -
                                        Columbia High Yield Municipal Fund

Prepared Pursuant to the February 9, 2005 Assurance of Discontinuance between the Office of
Attorney General of New York State and
Columbia Management Advisors, Inc. and
Columbia Funds Distributor, Inc.

October 11, 2005

I. Overview

Columbia Management Advisors, Inc. ("CMA") and Columbia Funds Distributors, Inc. ("CFD") (CFD together with CMA referred to herein as Columbia Management Group or "CMG/1/"), entered into an agreement with the New York Attorney General's Office in the form of an Assurance of Discontinuance (the "AOD"). The AOD stipulated that CMA would be permitted to manage or advise the Columbia Funds only if the Independent Members (as such term is defined in the AOD) of the Columbia Funds' Board of Trustees/Directors (collectively the "Trustees") appointed a Senior Officer or an Independent Fee Consultant ("IFC") who, among other things, is to manage the process by which management fees are negotiated. On May 15, 2005, the Independent Members of the Board appointed me as the IFC for the Columbia Funds. This report is the annual written evaluation of the Columbia Funds for 2005 that I have prepared in my capacity as IFC, as required by the AOD.

A. Duties of the Independent Fee Consultant

As part of the AOD, the Independent Members of the Columbia Funds' Board of Trustees/Directors agreed to retain an independent fee consultant who was to participate in the management fee negotiation process. The IFC is charged with "... duties and responsibilities [that] include managing the process by which proposed management fees (including, but not limited to, advisory fees) to be charged the Columbia Fund[s] are negotiated so that they are negotiated in a manner which is at arms length and reasonable and consistent with this Assurance of Discontinuance." However, the IFC does not replace the Trustees in their role of negotiating management and other fees with CMG and its affiliates. In particular, the AOD states that "Columbia Advisors may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees of the Columbia Fund using ... an annual independent written evaluation prepared by or under the direction of the
.... Independent Fee Consultant...." This report, pursuant to the AOD, constitutes the "annual independent written evaluation prepared by or under the direction of the... Independent Fee Consultant."

The AOD requires the IFC report to consider at least the following:

a) Management fees (including any components thereof) charged by other mutual fund companies for like services;

b) Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

c) Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

d)  Profit margins of CMA and its affiliates from supplying such services;

e)  Possible economies of scale as the CMA fund grows larger; and

f) The nature and quality of CMA services, including Columbia Funds' performance.

This report is designed to assist the Board in evaluating the 2005 contract renewal for Columbia Funds. In addition, this report points out areas where the Board may deem additional information and analysis to be appropriate over time.

B. Sources of Information Used in My Evaluation

I have requested data from CMG and various third party industry data sources or independent research companies that work in the mutual fund arena. The following list generally describes the types of information I requested.

1. I collected data on performance, management fees, and expense ratios of both Columbia Funds and comparable non-Columbia Funds. The sources of this information were CMG, Lipper Inc. ("Lipper") and Morningstar Inc.

/1/Prior to the date of this report, CMA merged into an affiliated entity, Banc of America Capital Management, LLC ("BACAP"), and BACAP then changed its name to Columbia Management Advisors, LLC which carries on the business of CMA, and CFD changed its name to Columbia Management Distributors, Inc.

--------------------------------------------------------------------------------
                                Columbia High Yield
                                     Municipal Fund

    ("Morningstar"). While Lipper and Morningstar each selected a different group of peer funds it deemed appropriate against which to measure the relative performance and fees of Columbia Funds, I conducted an independent review of the appropriateness of each peer group.

2. I reviewed data on CMG's expense and profitability that I obtained from CMA directly.

3.  I have reviewed data on the organizational structure of CMG in general.

4. I collected information on profitability from Strategic Insight Mutual Fund Research and Consulting, LLC ("Strategic Insight"). I used this third-party independent research as an additional method to gauge the accuracy of the data collected in (2) above.

5. I conducted interviews with various CMG staff, including members of the senior management team, legal staff, heads of affiliates, portfolio managers, and financial personnel.

6. I reviewed current 2005 Section 15(c) material provided to the Board and material presented to the Board in the 2004 fee and performance evaluation.

7. I have reviewed various academic research papers, industry publications, and other available literature dealing with mutual fund operations, profitability, and other issues. In addition, I have reviewed SEC releases and studies of mutual fund expenses.

8. I have reviewed documents pertaining to recent mutual fund litigation in general and publicly available information about litigation where CMG has been involved.

In addition, I have engaged NERA Economic Consulting ("NERA") and independent consultant Dr. John Rea to assist me in data management and analysis. Both NERA and Dr. Rea have extensive experience in the mutual fund industry through consulting, government positions, or industry trade groups that provide unique insights and special knowledge pertaining to my independent analysis of fees, performance, and profitability. I have also retained Shearman & Sterling LLP as outside counsel to advise me in connection with my review.

C. Qualifications and Independence

I am the Walter H. Carpenter Chair and Professor of Finance at Babson College. Before this I was the Chief Economist of the U.S. Securities and Exchange Commission. I have no material relationship with Bank of America or CMG aside from acting as IFC, and am aware of no relationship with any of their affiliates. [Resume omitted]

II. EVALUATION OF THE GENERAL PROCESS USED TO NEGOTIATE THE ADVISORY CONTRACT

A. General Considerations

My analysis considered all factors and information I reviewed on the finances and operations of Columbia Funds. I gave each factor an appropriate weight in my overall findings, and no single factor was in itself the sole criterion for a finding or conclusion. My objective was to assess all of the information provided and conduct a robust evaluation of Columbia Funds' operations, fees, and performance.

My analysis and thought processes will and, I believe, should, differ in certain ways from the processes used by Trustees in their evaluation of the management agreements. In particular, because of my technical and quantitative background, I may use techniques and data that Trustees have not previously felt would be useful. I view this supplemental analysis as appropriate because my role is to assist Trustees in their decisions, and to the extent that I bring new ideas or analysis to the evaluation, I believe this improves the process by which management fees for the Columbia Funds may be negotiated in accordance with the AOD.

Finally, as part of my role as IFC, I have, from time to time, sent to Trustees additional papers and reports produced by third parties that I felt had bearing on the fee negotiation process. I viewed these materials as educational in nature and felt they would aid Trustees in placing their work in context.

B. CMG Management Interviews

As a starting point of my analysis, I have met with members of CMG staff to gain an understanding of the organizational structure and personnel involved in running the Columbia fund family.

I have had general discussions and have received information about the management structure of CMG.

--------------------------------------------------------------------------------
                                Columbia High Yield
                                     Municipal Fund


My conversations with management have been informative. In addition, I have participated in Board meetings where Trustees and management have discussed issues relating to management agreements and performance of Columbia Funds. When I felt it was appropriate, I added my opinions on particular matters, such as fund performance or fee levels, to the discussion.

C. Trustees' Fee and Performance Evaluation Process

After making initial requests for information, members of the Trustees of the Columbia Funds met in advance of the October Section 15(c) contract approval meeting to review certain fee, performance and other data for the Columbia Funds and to ask questions and make requests of management. Trustees have developed a process to evaluate the fee and expense levels and performance of Columbia Funds. This process is used to highlight those funds that have been performing poorly, may have had higher management fees or expense ratios, or both.

The process involves providing instructions to Lipper to prepare specific data analyses tailored to the Trustees review framework. These instructions include highlighting funds that hit one or more fee performance "screens." The six screens the Trustees use are as follows:

a.  5th Lipper quintile in actual management fee;

b.  5th Lipper quintile in total expense ratio;

c. Three or more 5th Lipper quintile rankings in the 1-, 3-, 5- or 10-year performance rankings;

d. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (actual management fee) totals a number equal to or higher than 8;

e. Sum of the Lipper Quintile Rank (1-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8; and

f. Sum of the Lipper Quintile Rank (3-year performance) and the Lipper Quintile Rank (total expense ratio) totals a number equal to or higher than 8.

If a fund hits one or more of these screens, it is highlighted for additional review by the Trustees. This method is only used as an aid for Trustees to highlight funds and is not the sole test of whether the Board will determine to take particular actions concerning fees or performance. Funds that have not been flagged by this screen also may be singled out for fee and performance reasons, and the Trustees may determine not to take action with respect to the fees or performance of funds that have been flagged by the screen. These screens contribute to the basis for discussions on Trustees' views on the Columbia Funds.

III. FINDINGS

My findings based on my work as IFC are as follows:

1. The Trustees have the relevant information necessary to form an opinion on the reasonableness of fees and evaluate the performance of the Columbia Funds. The process the Trustees used in preparing to reach their determination has been open and informative. In my view, the 2005 process by which the management fees of the Columbia Funds have been negotiated thus far has been, to the extent practicable, at arm's length and reasonable and consistent with the AOD.

2. Columbia Funds demonstrated a range of performance relative to their peers. I find that across the fund complex, 54.26 percent of Columbia Funds have performance higher than the median of their respective Lipper performance universe, and 42.55 percent of Columbia Funds have performance higher than the median of their respective Lipper performance group. In addition, Lipper performance universe and group comparison showed that Columbia Funds were distributed roughly evenly across these quintiles. The Trustees have worked with management to address issues of funds that have demonstrated consistent or significant underperformance.

3. Columbia Funds demonstrate a range of management fees and expense ratios relative to their peers. I find that across the fund complex, 58.51 percent of Columbia Funds have expenses below the median of their Lipper expense universe, and 53.19 percent of Columbia Funds have expenses below the median of their Lipper expense group. In addition, Lipper expense universe and group comparisons show that Columbia Funds are distributed roughly evenly across these quintiles. The Trustees have taken steps to limit shareholder expenses for certain

--------------------------------------------------------------------------------
                                Columbia High Yield
                                     Municipal Fund

    funds having management fees significantly above their peers, often though the use of fee waivers to which CMG has agreed. Consolidation of various funds and fund families managed by CMG has resulted in substantial savings in non-advisory expenses.

4. Profitability to CMG of the individual funds ranges widely, but the overall profitability to CMG of its relationship with the Columbia Funds appears to fall within a reasonable range. The method of cost allocation to funds is addressed in the material provided by CMG to the Trustees, but additional information may be necessary to make a judgment on fund level profitability. My review of profitability and cost allocation is ongoing, and I plan to continue to develop my views with regard to fund level profitability.

5. Columbia Funds have instituted fee schedules with breakpoints designed to enable investors to benefit from fund economies of scale, although 71% of the funds have not yet reached their first breakpoint. My analysis of the appropriateness of the breakpoint levels, which I expect will take into account the cost and profitability of the individual funds, is ongoing.

My work is ongoing and my views may develop over time in light of new information and analysis.

Respectfully submitted,
Erik R. Sirri

     RESULTS OF THE ANNUAL MEETING OF SHAREHOLDERS
                                                   -----------------------
                                                      Columbia High Yield
                                                           Municipal Fund

On September 16, 2005, the Annual Meeting of Shareholders of the Fund was held to conduct a vote for or against the approval of the following items listed on the Fund's Proxy Statement for said Meeting.

The votes cast were as follows:

Proposal 1: On June 28, 2005, the record date for the meeting, the Trust had shares outstanding of 991,116,324

Election of Trustees:                                               For      Withheld    Abstain
---------------------                                           ----------- ----------- ---------
Douglas A. Hacker                                               729,961,178  17,598,619    16,733
Janet Langford Kelly                                            730,537,127  17,022,670    16,733
Richard W. Lowery                                               730,231,071  17,328,726    16,733
Charles R. Nelson                                               730,477,586  17,082,211    16,733
John J. Neuhauser                                               729,971,595  17,588,202    16,733
Patrick J. Simpson                                              730,465,170  17,094,627    16,733
Thomas E. Stitzel                                               730,129,571  17,430,226    16,733
Thomas C. Theobald                                              728,512,936  19,046,861    16,733
Ann-Lee Verville                                                730,105,621  17,454,176    16,733
Richard L. Woolworth                                            730,241,846  17,317,951    16,733
William E. Mayer                                                441,604,141 305,955,656    16,733

Proposal 2: On June 28, 2005, the record date for the meeting, the Fund had shares outstanding of 584,505,636

                                                                                                    Broker
Amend fundamental investment restrictions:                          For      Withheld    Abstain   Non-Votes
------------------------------------------                      ----------- ----------- --------- -----------
Borrow money, pledging assets, and issuing senior securities    366,360,445  11,469,814 4,572,745 105,554,706
Making loans                                                    366,711,816  11,678,570 4,012,618 105,554,706
Diversification of Investments                                  367,970,816  10,754,887 3,677,301 105,554,706
Investments in commodities                                      366,473,340  12,421,738 3,507,926 105,554,706
Investments in real estate                                      367,722,413  10,654,893 4,025,698 105,554,706
Underwriting of securities                                      366,939,078  11,513,005 3,950,921 105,554,706
Concentrating investments in an industry                        367,430,348  11,532,352 3,440,304 105,554,706

                     COLUMBIA FUNDS
                                    -----------------------
                                       Columbia High Yield
                                            Municipal Fund

------------------------------  ---------------------------------------------------------------------------
                 Growth Funds   Columbia Acorn Fund
                                Columbia Acorn Select
                                Columbia Acorn USA
                                Columbia Growth Stock Fund
                                Columbia Large Cap Growth Fund
                                Columbia Marsico 21st Century Fund
                                Columbia Marsico Focused Equities Fund
                                Columbia Marsico Growth Fund
                                Columbia Marsico Mid Cap Growth Fund
                                Columbia Mid Cap Growth Fund
                                Columbia Small Cap Growth Fund I
                                Columbia Small Cap Growth Fund II
                                Columbia Small Company Equity Fund
                                Columbia Tax-Managed Growth Fund
                                ---------------------------------------------------------------------------
                   Core Funds   Columbia Common Stock Fund
                                Columbia Large Cap Core Fund
                                Columbia Small Cap Core Fund
                                Columbia Young Investor Fund
                                ---------------------------------------------------------------------------
                  Value Funds   Columbia Disciplined Value Fund
                                Columbia Dividend Income Fund
                                Columbia Large Cap Value Fund
                                Columbia Mid Cap Value Fund
                                Columbia Small Cap Value Fund I
                                Columbia Small Cap Value Fund II
                                Columbia Strategic Investor
                                ---------------------------------------------------------------------------
Asset Allocation/Hybrid Funds   Columbia Asset Allocation Fund
                                Columbia Asset Allocation Fund II
                                Columbia Balanced Fund
                                Columbia Liberty Fund
                                Columbia LifeGoal(TM) Balanced Growth Portfolio
                                Columbia LifeGoal(TM) Growth Portfolio
                                Columbia LifeGoal(TM) Income Portfolio
                                Columbia LifeGoal(TM) Income and Growth Portfolio
                                Columbia Thermostat Fund
                                ---------------------------------------------------------------------------
                  Index Funds   Columbia Large Cap Enhanced Core Fund
                                Columbia Large Cap Index Fund
                                Columbia Mid Cap Index Fund
                                Columbia Small Cap Index Fund
                                ---------------------------------------------------------------------------
              Specialty Funds   Columbia Convertible Securities Fund
                                Columbia Real Estate Equity Fund
                                Columbia Technology Fund
                                Columbia Utilities Fund
                                ---------------------------------------------------------------------------
   Global/International Funds   Columbia Acorn International
                                Columbia Acorn International Select
                                Columbia Global Value Fund
                                Columbia Greater China Fund
                                Columbia International Stock Fund
                                Columbia International Value Fund
                                Columbia Marsico International Opportunities Fund
                                Columbia Multi-Advisor International Equity Fund
                                Columbia World Equity Fund

--------------------------------------------------------------------------------
                                Columbia High Yield
                                     Municipal Fund

----------------------  ---------------------------------------------------------------------------
   Taxable Bond Funds   Columbia Conservative High Yield Fund
                        Columbia Core Bond Fund
                        Columbia Federal Securities Fund
                        Columbia High Income Fund
                        Columbia High Yield Opportunity Fund
                        Columbia Income Fund
                        Columbia Intermediate Bond Fund
                        Columbia Intermediate Core Bond Fund
                        Columbia Short Term Bond Fund
                        Columbia Strategic Income Fund
                        Columbia Total Return Bond
                        Columbia U.S. Treasury Index Fund
                        ---------------------------------------------------------------------------
Tax-Exempt Bond Funds   Columbia California Tax-Exempt Fund
                        Columbia California Intermediate Municipal Bond Fund
                        Columbia Connecticut Tax-Exempt Fund
                        Columbia Connecticut Intermediate Municipal Bond Fund
                        Columbia Florida Intermediate Municipal Bond Fund
                        Columbia Georgia Intermediate Municipal Bond Fund
                        Columbia High Yield Municipal Fund
                        Columbia Intermediate Municipal Bond Fund
                        Columbia Massachusetts Intermediate Municipal Bond Fund
                        Columbia Massachusetts Tax-Exempt Fund
                        Columbia Maryland Intermediate Municipal Bond Fund
                        Columbia Municipal Income Fund
                        Columbia North Carolina Intermediate Municipal Bond Fund
                        Columbia New York Intermediate Municipal Bond Fund
                        Columbia New York Tax-Exempt Fund
                        Columbia New Jersey Intermediate Municipal Bond Fund
                        Columbia Oregon Intermediate Municipal Bond Fund
                        Columbia Rhode Island Intermediate Municipal Bond Fund
                        Columbia South Carolina Intermediate Municipal Bond Fund
                        Columbia Short Term Municipal Bond Fund
                        Columbia Tax-Exempt Fund
                        Columbia Tax-Exempt Insured Fund
                        Columbia Texas Intermediate Municipal Bond Fund
                        Columbia Virginia Intermediate Municipal Bond Fund
                        ---------------------------------------------------------------------------
   Money Market Funds   Columbia Cash Reserves
                        Columbia California Tax-Exempt Reserves
                        Columbia Connecticut Municipal Reserves
                        Columbia Government Reserves
                        Columbia Government Plus Reserves
                        Columbia Massachusetts Municipal Reserves
                        Columbia Money Market Reserves
                        Columbia Municipal Reserves
                        Columbia New York Tax-Exempt Reserves
                        Columbia Prime Reserves
                        Columbia Tax-Exempt Reserves
                        Columbia Treasury Reserves

                                   For complete product information on any
                                   Columbia fund, visit our website at
                                   www.columbiafunds.com.
                                   Columbia Management is the primary
                                   investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios.

        IMPORTANT INFORMATION ABOUT THIS REPORT
                                                -----------------------
                                                   Columbia High Yield
                                                        Municipal Fund

Transfer Agent
Columbia Management Services, Inc.
P.O. Box 8081
Boston MA 02266-8081
800-345-6611

Distributor
Columbia Management Distributors, Inc.
One Financial Center
Boston MA 02111

Investment Advisor
Columbia Management Advisors, LLC
100 Federal Street
Boston MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia High Yield Municipal Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting record are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.



Columbia Management is the primary investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and advise institutional and mutual fund portfolios. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of NASD, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

[GRAPHIC APPEARS HERE] Help your fund reduce printing and postage costs! Elect to get your shareholder reports by electronic delivery. With Columbia's eDelivery program, you receive an e-mail message when your shareholder report becomes available online. If your fund account is registered with Columbia Funds, you can sign up quickly and easily on our website at www.columbiafunds.com.

                       Please note -- if you own your fund shares through a financial institution, contact the institution to see if it offers electronic delivery. If you own your fund shares through a retirement plan, electronic delivery may not be available to you.


Columbia High Yield Municipal Fund  Semiannual Report, December 31, 2005


Columbia Management(R)

(C)2005 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.345.6611 www.columbiafunds.com

                                              SHC-42/88416-0705 (08/05) 05/9471

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11. Controls and Procedures.

    (a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

    (b)There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Series Trust I
---------------------------------------------------------

By (Signature and Title) /S/ Christopher L. Wilson
                         -----------------------
                         Christopher L. Wilson, President

Date                     February 28, 2006
---------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Christopher L. Wilson
                         -----------------------
                         Christopher L. Wilson, President

Date                     February 28, 2006
---------------------------------------------------------

By (Signature and Title) /S/ J. Kevin Connaughton
                         -----------------------
                         J. Kevin Connaughton, Treasurer

Date                     February 28, 2006
---------------------------------------------------------